Schedule of Investments (unaudited)
June 30, 2026
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.0%
AAR Corp.(a)(b)(c)	2,363,634	$ 337,834,208
Mercury Systems, Inc.(a)(b)(c)	3,183,668	389,458,106
National Presto Industries, Inc.(c)	319,504	39,934,805
VSE Corp.(a)(c)	1,690,507	386,280,849
		1,153,507,968
Air Freight & Logistics — 0.2%
Hub Group, Inc., Class A(a)	3,650,769	159,867,174
Automobile Components — 1.3%
Adient PLC(a)(b)(c)	4,726,027	86,864,376
Dana, Inc.(a)	6,558,323	178,451,969
Dauch Corp.(a)(b)(c)	14,306,316	77,540,233
Dorman Products, Inc.(a)(b)(c)	1,638,652	223,594,065
Fox Factory Holding Corp.(a)(b)(c)	2,527,507	42,828,606
Gentherm, Inc.(a)(b)(c)	1,848,309	63,045,820
LCI Industries(a)	1,463,594	154,965,333
Patrick Industries, Inc.(a)	1,982,170	177,959,223
Phinia, Inc.(a)	2,230,935	183,762,116
Standard Motor Products, Inc.(a)	1,274,715	49,675,644
Versigent PLC(a)(b)	4,272,275	179,478,273
XPEL, Inc.(a)(b)(c)	1,511,630	74,976,848
		1,493,142,506
Automobiles — 0.1%
Winnebago Industries, Inc.(a)	1,703,588	53,220,089
Banks — 8.4%
Ameris Bancorp(a)	3,792,370	342,299,316
Atlantic Union Bankshares Corp.(a)	8,609,317	364,260,202
Axos Financial, Inc.(a)(b)(c)	3,418,966	332,973,099
Banc of California, Inc.(a)	8,190,753	167,337,084
BancFirst Corp.	1,254,231	139,382,691
Bancorp, Inc. (The)(a)(b)(c)	2,501,868	156,717,012
Bank of Hawaii Corp.(a)	2,361,026	192,400,009
BankUnited, Inc.(a)	4,368,801	211,668,408
Banner Corp.(a)	2,042,157	135,680,911
Beacon Financial Corp.(a)	5,047,977	153,710,900
Capitol Federal Financial, Inc.(a)	7,029,299	59,819,334
Cathay General Bancorp(a)	4,033,945	250,064,251
Central Pacific Financial Corp.(a)	1,553,699	59,351,302
City Holding Co.(a)	848,864	112,593,321
Community Financial System, Inc.(a)	3,162,717	212,281,565
Customers Bancorp, Inc.(a)(b)(c)	1,891,320	149,603,412
CVB Financial Corp.(a)	10,083,498	227,382,880
Dime Commercial Bancshares, Inc.(a)	2,472,622	100,512,084
Eagle Bancorp, Inc.(a)(c)	1,672,585	47,484,688
Eastern Bankshares, Inc.	4,892,775	108,815,316
FB Financial Corp.	2,422,058	134,060,910
First BanCorp/Puerto Rico(a)	9,244,066	240,992,801
First Bancorp/Southern Pines NC(a)	2,492,133	159,322,063
First Commonwealth Financial Corp.(a)	6,093,343	123,877,663
First Financial Bancorp(a)	6,255,236	211,614,634
First Hawaiian, Inc.(a)	7,330,471	214,782,800
First Interstate BancSystem, Inc., Class A(a)	5,092,921	196,383,034
Fulton Financial Corp.(a)	11,382,919	275,352,811
Hanmi Financial Corp.(a)	1,781,510	57,720,924
Heritage Financial Corp.(a)	2,479,579	73,445,130
Hilltop Holdings, Inc.	2,469,346	95,761,238
Hope Bancorp, Inc.(a)	7,684,178	105,119,555
Independent Bank Corp.(a)	2,907,169	243,388,189
Lakeland Financial Corp.(a)	1,498,732	92,501,739
National Bank Holdings Corp., Class A(a)	2,692,615	119,632,884
Security	Shares	Value
Banks (continued)
NBT Bancorp, Inc.(a)	3,125,873	$ 154,324,350
Nicolet Bankshares, Inc.(a)	1,176,165	194,525,929
Northwest Bancshares, Inc.(a)	8,826,786	133,814,076
OFG Bancorp(a)	2,542,081	124,739,915
Park National Corp.(a)	968,994	177,316,212
Pathward Financial, Inc.(a)(c)	1,269,748	110,544,261
Preferred Bank	527,912	56,095,929
Provident Financial Services, Inc.(a)	7,677,859	181,504,587
Renasant Corp.(a)	5,550,734	236,128,224
S&T Bancorp, Inc.(a)	2,164,240	106,220,899
Seacoast Banking Corp. of Florida(a)	5,788,291	192,460,676
ServisFirst Bancshares, Inc.(a)	3,030,288	262,877,484
Simmons First National Corp., Class A(a)	8,717,601	197,453,663
Southside Bancshares, Inc.(a)	1,685,572	59,315,279
Stellar Bancorp, Inc.	2,761,673	108,588,982
Tompkins Financial Corp.(a)	762,852	72,104,771
Triumph Financial, Inc.(a)(b)(c)	1,361,986	103,933,152
TrustCo Bank Corp.(a)	1,054,960	57,927,854
Trustmark Corp.(a)	3,523,726	162,126,633
United Community Banks, Inc.(a)	7,195,573	252,492,657
WaFd, Inc.(a)	4,442,626	170,463,560
WesBanco, Inc.	1,547,550	60,400,876
Westamerica BanCorp(a)	1,412,949	82,897,718
WSFS Financial Corp.(a)	3,130,770	240,223,982
		9,366,775,829
Beverages — 0.2%
National Beverage Corp.(b)	1,410,821	44,017,615
Vita Coco Co., Inc. (The)(b)(c)	2,650,084	175,276,556
		219,294,171
Biotechnology — 3.4%
ACADIA Pharmaceuticals, Inc.(b)(c)	7,635,949	193,189,510
ADMA Biologics, Inc.(a)(b)(c)	13,969,106	116,921,417
Alkermes PLC(a)(b)(c)	10,042,279	526,165,208
Arcus Biosciences, Inc.(b)(c)	5,229,919	161,238,403
Catalyst Pharmaceuticals, Inc.(a)(b)	6,932,103	217,875,997
Krystal Biotech, Inc.(a)(b)(c)	1,580,549	587,442,647
Protagonist Therapeutics, Inc.(a)(b)(c)	3,642,346	446,478,773
PTC Therapeutics, Inc.(a)(b)(c)	4,997,858	407,675,277
Sarepta Therapeutics, Inc.(a)(b)(c)	6,363,152	114,345,841
TG Therapeutics, Inc.(a)(b)(c)	7,941,331	436,296,725
Veracyte, Inc.(a)(b)(c)	4,807,959	282,371,432
Vericel Corp.(a)(b)(c)	3,077,707	136,927,184
Vir Biotechnology, Inc.(b)(c)	7,318,661	74,577,156
Xencor, Inc.(a)(b)(c)	4,453,206	71,696,617
		3,773,202,187
Broadline Retail — 0.5%
Etsy, Inc.(a)(b)(c)	5,717,642	430,709,972
Kohl’s Corp.(a)(c)	6,765,382	119,882,569
		550,592,541
Building Products — 2.2%
Apogee Enterprises, Inc.(a)	1,278,995	58,501,231
Armstrong World Industries, Inc.(a)	2,571,497	412,519,549
AZZ, Inc.(a)	1,800,436	279,157,602
CSW Industrials, Inc.(a)(c)	992,401	276,185,198
Gibraltar Industries, Inc.(a)(b)(c)	1,787,742	80,627,164
Griffon Corp.(a)	2,321,671	226,432,573
Hayward Holdings, Inc.(a)(b)(c)	12,028,385	208,211,344
Masterbrand, Inc.(a)(b)(c)	12,321,815	126,791,476
Quanex Building Products Corp.(a)	2,741,339	51,043,732

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Building Products (continued)
Resideo Technologies, Inc.(a)(b)(c)	8,394,484	$ 261,068,452
Zurn Elkay Water Solutions Corp.(a)	8,946,687	452,076,094
		2,432,614,415
Capital Markets — 2.9%
Acadian Asset Management, Inc.(c)	1,589,060	113,649,571
Artisan Partners Asset Management, Inc., Class A(a)	4,278,429	147,734,153
BGC Group, Inc., Class A(a)	22,234,889	237,690,963
Cohen & Steers, Inc.	1,673,013	127,383,210
Donnelley Financial Solutions, Inc.(a)(b)(c)	1,505,683	63,163,402
Lazard, Inc.	1,385,580	58,111,225
MarketAxess Holdings, Inc.(a)	2,125,028	241,169,428
Moelis & Co., Class A(a)	3,787,297	247,764,970
Piper Sandler Cos.(a)	4,069,337	294,375,839
PJT Partners, Inc., Class A(a)(c)	1,552,012	234,260,691
StepStone Group, Inc., Class A(a)	4,414,589	182,587,401
StoneX Group, Inc.(a)(b)(c)	4,276,902	506,812,887
Victory Capital Holdings, Inc., Class A	2,788,331	234,387,104
Virtu Financial, Inc., Class A(a)	4,924,905	293,376,591
Virtus Investment Partners, Inc.(a)	378,550	54,321,925
WisdomTree, Inc.	7,569,425	128,226,059
		3,165,015,419
Chemicals — 3.0%
Balchem Corp.(a)	1,935,963	327,080,949
Celanese Corp., Class A(a)(c)	6,607,647	303,951,762
Chemours Co. (The)(a)	9,061,999	185,952,219
Eastman Chemical Co.(a)	6,888,528	461,393,605
Element Solutions, Inc.(a)	13,792,928	658,612,312
FMC Corp.(a)	7,536,578	86,670,647
Hawkins, Inc.(a)(c)	1,257,518	178,693,308
HB Fuller Co.(a)	3,283,384	191,388,453
Ingevity Corp.(a)(b)(c)	2,095,512	156,471,881
Innospec, Inc.(a)	1,484,520	120,825,083
Koppers Holdings, Inc.(a)	1,159,124	52,044,668
Minerals Technologies, Inc.(a)(c)	1,868,790	138,234,396
Quaker Chemical Corp.	826,830	131,358,482
Sensient Technologies Corp.(a)	2,564,988	316,237,371
Stepan Co.(a)	1,300,498	72,463,749
		3,381,378,885
Commercial Services & Supplies — 2.2%
ABM Industries, Inc.(a)	3,527,474	156,055,450
Brady Corp., Class A, NVS(a)	2,632,605	241,067,640
Casella Waste Systems, Inc., Class A(a)(b)(c)	3,773,192	365,886,428
CoreCivic, Inc.(a)(b)	5,959,210	181,040,800
Deluxe Corp.(a)	2,759,450	65,895,666
GEO Group, Inc. (The)(a)(b)	7,903,293	233,542,308
Healthcare Services Group, Inc.(a)(b)(c)	4,137,277	101,611,523
HNI Corp.(a)	4,208,413	170,061,969
Interface, Inc., Class A(a)(c)	3,499,039	125,405,558
Liquidity Services, Inc.(b)(c)	1,428,261	55,873,570
Millerknoll, Inc.(a)	4,121,013	84,315,926
OPENLANE, Inc.(a)(b)(c)	6,383,888	263,271,541
Pitney Bowes, Inc.	5,927,512	103,850,010
UniFirst Corp.(a)	875,722	231,593,440
Vestis Corp.(a)(b)	6,767,768	98,267,991
		2,477,739,820
Communications Equipment — 1.4%
Calix, Inc.(a)(b)(c)	3,498,174	130,551,854
Digi International, Inc.(a)(b)(c)	2,272,094	170,293,445
Extreme Networks, Inc.(b)(c)	6,278,900	203,247,993
Harmonic, Inc.(a)(b)	6,539,116	106,783,764
Security	Shares	Value
Communications Equipment (continued)
NetScout Systems, Inc.(a)(b)(c)	4,093,075	$ 178,253,416
Viasat, Inc.(a)(b)(c)	8,181,217	734,755,099
		1,523,885,571
Construction & Engineering — 2.8%
Arcosa, Inc.(a)	2,958,133	429,787,144
Argan, Inc.(a)	840,859	671,467,954
Everus Construction Group, Inc.(a)(b)(c)	3,074,793	510,261,898
Granite Construction, Inc.(a)	2,635,832	416,672,323
MYR Group, Inc.(a)(b)(c)	938,164	469,457,266
Primoris Services Corp.(a)	3,269,135	324,036,661
WillScot Holdings Corp., Class A(a)	10,905,782	314,740,869
		3,136,424,115
Construction Materials — 0.1%
United States Lime & Minerals, Inc.	638,117	66,791,706
Consumer Finance — 1.3%
Bread Financial Holdings, Inc.	1,573,878	170,529,681
Credit Acceptance Corp.(b)(c)	352,965	224,746,934
Dave, Inc., Class A(a)(b)(c)	625,115	232,911,598
Encore Capital Group, Inc.(a)(b)(c)	1,292,189	120,548,312
Enova International, Inc.(a)(b)(c)	1,499,405	360,951,766
EZCORP, Inc., Class A, NVS(a)(b)(c)	3,529,811	122,025,566
Navient Corp.	3,907,257	33,250,757
PROG Holdings, Inc.(a)	2,414,817	112,554,620
World Acceptance Corp.(b)(c)	162,690	36,414,903
		1,413,934,137
Consumer Staples Distribution & Retail — 0.8%
Andersons, Inc. (The)(a)	2,033,286	139,076,762
Chefs’ Warehouse, Inc. (The)(a)(b)(c)	2,186,973	210,168,105
Grocery Outlet Holding Corp.(a)(b)(c)	5,962,185	59,502,606
PriceSmart, Inc.	1,525,264	297,945,070
United Natural Foods, Inc.(a)(b)(c)	3,661,074	167,201,250
		873,893,793
Containers & Packaging — 0.1%
O-I Glass, Inc.(a)(b)(c)	9,239,525	88,976,626
Distributors — 0.7%
LKQ Corp.(a)	15,351,714	404,210,630
Pool Corp.(a)	1,932,278	415,246,542
		819,457,172
Diversified Consumer Services — 1.8%
ADT, Inc.	34,025,053	221,162,844
Bright Horizons Family Solutions, Inc.(a)(b)(c)	3,170,042	224,692,577
Covista, Inc.(a)(b)(c)	2,050,584	255,625,801
Frontdoor, Inc.(a)(b)(c)	4,231,974	328,358,863
Laureate Education, Inc., Class A(a)(b)(c)	7,675,383	278,769,911
Matthews International Corp., Class A(a)	1,880,558	50,624,621
OneSpaWorld Holdings Ltd.	2,276,893	64,299,458
Perdoceo Education Corp.(a)	3,516,935	112,541,920
Strategic Education, Inc.(a)	1,348,148	103,295,100
Stride, Inc.(a)(b)(c)	2,524,793	217,738,148
Universal Technical Institute, Inc.(a)(b)(c)	3,053,014	130,577,409
		1,987,686,652
Diversified REITs — 0.7%
American Assets Trust, Inc.	2,853,474	70,452,273
Broadstone Net Lease, Inc.(a)	11,555,390	238,849,911
Essential Properties Realty Trust, Inc.(a)	13,029,364	388,926,515
Global Net Lease, Inc.	9,618,330	85,987,870
		784,216,569

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Telecommunication Services — 0.8%
Cogent Communications Holdings, Inc.(a)(c)	2,879,118	$ 39,962,158
Iridium Communications, Inc.(a)	6,370,724	349,434,211
Lumen Technologies, Inc.(b)(c)	47,061,267	361,430,531
Uniti Group, Inc.(b)(c)	10,976,020	125,894,949
		876,721,849
Electric Utilities — 0.5%
Hawaiian Electric Industries, Inc.(a)(b)(c)	10,404,304	140,770,233
MGE Energy, Inc.(a)	2,274,715	185,480,261
Otter Tail Corp.(a)	2,529,884	227,638,962
		553,889,456
Electrical Equipment — 0.6%
Powell Industries, Inc.(c)	1,711,545	490,118,026
Sunrun, Inc.(a)(b)(c)	14,375,188	192,340,015
		682,458,041
Electronic Equipment, Instruments & Components — 3.3%
Arlo Technologies, Inc.(a)(b)(c)	6,545,996	88,240,026
Badger Meter, Inc.(a)(c)	1,758,665	260,950,713
Benchmark Electronics, Inc.(a)	2,161,958	213,320,396
CTS Corp.(a)(c)	1,723,325	112,343,557
ePlus, Inc.(a)	1,575,810	131,154,666
Insight Enterprises, Inc.(a)(b)(c)	1,820,056	221,682,821
Itron, Inc.(a)(b)(c)	2,671,814	231,192,065
Knowles Corp.(a)(b)(c)	5,155,920	213,867,562
Mirion Technologies, Inc., Class A(a)(b)(c)	14,742,058	264,325,100
Napco Security Technologies, Inc.(a)	2,153,271	81,781,233
OSI Systems, Inc.(a)(b)(c)	933,666	204,192,754
PC Connection, Inc.	684,173	49,937,787
Plexus Corp.(a)(b)(c)	1,612,070	484,701,087
Ralliant Corp.(a)	6,741,775	496,396,893
Rogers Corp.(a)(b)	1,000,367	163,790,089
ScanSource, Inc.(a)(b)(c)	1,126,995	58,705,170
Vishay Intertechnology, Inc.(a)	7,471,804	401,833,619
		3,678,415,538
Energy Equipment & Services — 2.5%
Archrock, Inc.(a)	10,559,836	429,890,924
Atlas Energy Solutions, Inc.	4,667,467	77,526,627
Bristow Group, Inc.(a)	1,552,383	64,144,466
Cactus, Inc., Class A(a)	4,183,090	214,299,701
Core Laboratories, Inc.(a)(c)	2,774,982	32,328,540
Helix Energy Solutions Group, Inc.(a)(b)(c)	8,256,224	72,159,398
Helmerich & Payne, Inc.(a)	6,021,865	197,155,860
Innovex International, Inc.(b)(c)	2,320,753	57,554,674
Kodiak Gas Services, Inc.(a)	5,898,124	443,126,056
Liberty Energy, Inc., Class A(a)	9,833,331	257,534,939
Noble Corp. PLC	7,594,698	283,282,235
Oceaneering International, Inc.(a)(b)(c)	6,010,393	243,541,124
Patterson-UTI Energy, Inc.(a)	20,817,101	191,100,987
RPC, Inc.	5,378,620	31,357,355
Tidewater, Inc.(a)(b)(c)	2,782,215	185,378,985
		2,780,381,871
Entertainment — 0.8%
Cinemark Holdings, Inc.(a)	6,198,596	196,681,451
Madison Square Garden Sports Corp., Class A(a)(b)(c)	1,083,518	435,400,873
Sphere Entertainment Co., Class A(a)(b)(c)	1,620,899	280,464,154
		912,546,478
Financial Services — 1.8%
Enact Holdings, Inc.	1,682,763	76,919,097
EVERTEC, Inc.(a)	3,713,888	103,171,809
HA Sustainable Infrastructure Capital, Inc.(a)	7,700,662	300,710,851
Security	Shares	Value
Financial Services (continued)
Jackson Financial, Inc., Class A	1,741,956	$ 178,358,875
Merchants Bancorp(c)	1,771,862	88,593,100
NCR Atleos Corp.(a)(b)(c)	4,446,061	193,003,508
NMI Holdings, Inc., Class A(a)(b)(c)	4,578,206	188,118,485
Payoneer Global, Inc.(b)	16,312,620	116,145,854
Radian Group, Inc.	6,618,430	249,316,258
Remitly Global, Inc.(b)	4,674,497	104,755,478
Sezzle, Inc.(b)(c)	1,013,216	173,898,262
Walker & Dunlop, Inc.(a)	2,069,161	113,183,107
Western Union Co. (The)(a)	16,847,351	129,724,603
		2,015,899,287
Food Products — 1.6%
Cal-Maine Foods, Inc.(a)	2,683,614	216,191,944
Campbell’s Co. (The)(c)	11,857,033	264,056,125
Conagra Brands, Inc.(a)	28,077,495	377,923,083
Del Monte Corp.	1,978,578	55,222,112
Flowers Foods, Inc.(a)(c)	12,768,699	100,872,722
Freshpet, Inc.(a)(b)(c)	2,961,505	175,084,176
J & J Snack Foods Corp.	904,204	66,413,784
John B Sanfilippo & Son, Inc.(a)	547,952	47,118,392
Lamb Weston Holdings, Inc.(a)	8,319,317	359,228,108
Simply Good Foods Co. (The)(a)(b)(c)	5,017,545	66,632,998
Tootsie Roll Industries, Inc.(c)	1,220,131	48,256,181
		1,776,999,625
Gas Utilities — 0.5%
Chesapeake Utilities Corp.(a)	1,446,578	177,176,873
MDU Resources Group, Inc.(a)	12,593,877	267,116,131
Northwest Natural Holding Co.(a)	2,536,141	124,423,077
		568,716,081
Ground Transportation — 1.1%
ArcBest Corp.(a)(c)	1,341,646	192,579,867
Heartland Express, Inc.(c)	2,755,502	41,938,740
Hertz Global Holdings, Inc.(b)(c)	7,570,931	17,148,159
Lyft, Inc., Class A(a)(b)(c)	22,877,493	334,240,173
Marten Transport Ltd.	3,491,341	60,574,766
RXO, Inc.(a)(b)(c)	9,937,489	274,175,321
Schneider National, Inc., Class B(c)	2,997,327	109,492,355
Werner Enterprises, Inc.(a)	3,612,907	157,558,874
		1,187,708,255
Health Care Equipment & Supplies — 2.5%
Artivion, Inc.(a)(b)(c)	2,574,627	57,851,869
Avanos Medical, Inc.(a)(b)(c)	2,822,183	70,215,913
CONMED Corp.(a)	1,814,697	59,395,033
Enovis Corp.(a)(b)(c)	3,469,350	71,815,545
Glaukos Corp.(a)(b)(c)	3,537,603	494,415,395
ICU Medical, Inc.(a)(b)(c)	1,506,094	220,793,380
Inspire Medical Systems, Inc.(a)(b)(c)	1,580,278	70,496,202
Integer Holdings Corp.(a)(b)(c)	2,046,166	191,214,213
Integra LifeSciences Holdings Corp.(a)(b)(c)	4,032,433	72,422,497
LeMaitre Vascular, Inc.(a)	1,267,053	121,586,406
Merit Medical Systems, Inc.(a)(b)(c)	3,594,621	249,251,020
Neogen Corp.(a)(b)(c)	13,119,243	117,941,995
Omnicell, Inc.(a)(b)(c)	2,741,038	113,807,898
QuidelOrtho Corp.(a)(b)(c)	4,109,944	71,985,669
STAAR Surgical Co.(a)(b)(c)	3,000,778	86,092,321
Tandem Diabetes Care, Inc.(a)(b)(c)	4,130,299	62,326,212
Teleflex, Inc.(a)	2,667,426	338,122,920
TransMedics Group, Inc.(a)(b)(c)	2,082,883	138,345,089
UFP Technologies, Inc.(a)(b)(c)	466,307	123,631,975
		2,731,711,552

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services — 3.2%
Acadia Healthcare Co., Inc.(a)(b)(c)	5,542,466	$ 163,669,021
AdaptHealth Corp.(b)(c)	6,498,791	67,717,402
Addus HomeCare Corp.(a)(b)(c)	1,101,964	110,714,323
Alignment Healthcare, Inc.(b)(c)	4,555,244	108,460,360
AMN Healthcare Services, Inc.(a)(b)(c)	2,337,663	75,670,151
Astrana Health, Inc.(a)(b)(c)	2,558,455	118,737,897
BrightSpring Health Services, Inc.(b)(c)	9,527,263	664,431,322
Concentra Group Holdings Parent, Inc.(a)	7,171,156	213,341,891
CorVel Corp.(b)	1,880,599	117,575,049
LifeStance Health Group, Inc.(b)(c)	13,807,262	147,875,776
Molina Healthcare, Inc.(a)(b)(c)	3,138,229	717,712,972
National HealthCare Corp.	753,074	159,169,721
NeoGenomics, Inc.(a)(b)(c)	7,847,979	114,502,014
Pediatrix Medical Group, Inc.(a)(b)(c)	4,832,990	122,419,637
Privia Health Group, Inc.(a)(b)(c)	7,138,124	183,663,931
Progyny, Inc.(a)(b)(c)	4,390,626	126,581,748
RadNet, Inc.(b)(c)	3,513,849	216,699,068
Select Medical Holdings Corp.	6,651,250	109,812,137
U.S. Physical Therapy, Inc.(a)	917,255	62,997,073
		3,601,751,493
Health Care REITs — 0.4%
LTC Properties, Inc.(a)	3,084,681	118,605,984
Medical Properties Trust, Inc.	29,558,169	136,558,741
National Health Investors, Inc.(a)	2,920,239	222,697,426
		477,862,151
Health Care Technology — 0.3%
Certara, Inc.(b)(c)	7,032,027	46,059,777
HealthStream, Inc.	1,408,655	38,385,849
Schrodinger, Inc.(a)(b)(c)	3,437,519	55,859,684
Waystar Holding Corp.(b)(c)	6,936,092	142,397,969
		282,703,279
Hotel & Resort REITs — 1.1%
Apple Hospitality REIT, Inc.(a)	13,229,416	222,386,483
DiamondRock Hospitality Co.(a)	12,323,716	150,102,861
Pebblebrook Hotel Trust(a)(c)	6,819,850	132,373,288
Ryman Hospitality Properties, Inc.(a)	3,801,096	488,630,891
Sunstone Hotel Investors, Inc.(a)	11,227,487	128,554,726
Xenia Hotels & Resorts, Inc.(a)	5,559,746	113,196,429
		1,235,244,678
Hotels, Restaurants & Leisure — 2.6%
BJ’s Restaurants, Inc.(a)(b)(c)	1,266,701	76,933,085
Brinker International, Inc.(a)(b)(c)	2,584,070	434,123,760
Caesars Entertainment, Inc.(a)(b)	12,272,199	370,374,966
Cheesecake Factory, Inc. (The)(a)	2,754,455	219,089,351
Cracker Barrel Old Country Store, Inc.(a)	1,347,126	71,801,816
Life Time Group Holdings, Inc.(b)(c)	9,254,618	377,958,599
Marriott Vacations Worldwide Corp.	1,655,700	168,682,716
Monarch Casino & Resort, Inc.	727,449	95,739,563
Papa John’s International, Inc.(a)	1,983,022	72,915,719
Penn Entertainment, Inc.(a)(b)(c)	7,642,685	163,247,752
Pursuit Attractions & Hospitality, Inc.(b)(c)	1,251,298	70,035,149
Red Rock Resorts, Inc., Class A	2,858,421	185,968,870
Rush Street Interactive, Inc., Class A(a)(b)(c)	5,304,208	157,747,146
Sabre Corp.(a)(b)(c)	23,825,875	49,796,079
Shake Shack, Inc., Class A(a)(b)(c)	2,431,869	136,233,301
Six Flags Entertainment Corp.(a)(b)(c)	6,159,662	131,200,801
United Parks & Resorts, Inc.(b)(c)	1,420,468	67,813,142
Wendy’s Co. (The)(a)(c)	9,528,779	78,993,578
		2,928,655,393
Security	Shares	Value
Household Durables — 2.4%
Cavco Industries, Inc.(a)(b)(c)	467,640	$ 287,308,663
Century Communities, Inc.(a)	1,508,512	108,099,970
Champion Homes, Inc.(a)(b)(c)	3,332,233	293,636,372
Dream Finders Homes, Inc., Class A(b)(c)	1,668,017	28,789,973
Green Brick Partners, Inc.(b)(c)	1,820,168	145,686,247
Installed Building Products, Inc.(a)(c)	1,355,274	311,496,176
La-Z-Boy, Inc.(a)	2,466,519	98,956,742
Leggett & Platt, Inc.(a)	8,222,876	96,289,878
LGI Homes, Inc.(a)(b)(c)	1,232,175	78,464,904
M/I Homes, Inc.(a)(b)(c)	1,541,969	247,933,195
Meritage Homes Corp.(a)	4,019,048	336,997,175
Mohawk Industries, Inc.(a)(b)(c)	3,084,997	374,302,686
Newell Brands, Inc.(a)	25,606,965	157,226,765
Sonos, Inc.(a)(b)(c)	7,180,011	97,145,549
		2,662,334,295
Household Products — 0.5%
Central Garden & Pet Co.(a)(b)	488,014	21,638,541
Central Garden & Pet Co., Class A, NVS(a)(b)(c)	3,092,945	119,913,478
Energizer Holdings, Inc.(a)	3,672,932	78,747,662
Reynolds Consumer Products, Inc.	3,302,818	88,680,663
WD-40 Co.(a)	810,788	197,540,388
		506,520,732
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc., Class C(a)	7,301,148	249,553,239
Industrial REITs — 0.6%
Innovative Industrial Properties, Inc.(a)	1,734,213	107,486,522
LXP Industrial Trust(a)	3,552,543	191,411,017
Terreno Realty Corp.(a)	6,405,207	414,865,257
		713,762,796
Insurance — 1.8%
AMERISAFE, Inc.(a)	1,126,514	38,109,969
Assured Guaranty Ltd.(a)	2,507,037	200,964,086
Employers Holdings, Inc.(a)	1,092,678	55,158,385
Genworth Financial, Inc., Class A(a)(b)(c)	22,872,497	216,602,547
Goosehead Insurance, Inc., Class A(a)(b)	1,426,664	69,193,204
HCI Group, Inc.	636,124	111,480,731
Horace Mann Educators Corp.(a)	2,429,168	125,466,527
Kemper Corp.(a)	3,541,637	95,482,534
Lincoln National Corp.	8,547,054	302,138,359
Mercury General Corp.	1,602,190	170,825,498
Palomar Holdings, Inc.(a)(b)(c)	1,597,128	201,861,008
Safety Insurance Group, Inc.(a)	884,946	66,247,058
SiriusPoint Ltd.(b)(c)	5,139,664	123,351,936
Stewart Information Services Corp.(a)	1,833,843	121,070,315
Trupanion, Inc.(b)(c)	2,058,223	50,982,184
United Fire Group, Inc.(a)	1,329,826	69,736,075
		2,018,670,416
Interactive Media & Services — 1.1%
Cargurus, Inc., Class A(a)(b)(c)	4,578,450	156,079,360
Match Group, Inc.(a)	14,049,979	534,601,701
People, Inc.(a)(b)	3,761,495	173,630,609
QuinStreet, Inc.(a)(b)(c)	3,462,232	50,721,699
TripAdvisor, Inc.(a)(b)(c)	7,013,191	96,150,849
Yelp, Inc.(a)(b)(c)	3,148,654	77,204,996
Ziff Davis, Inc.(a)(b)(c)	2,220,076	116,265,380
ZoomInfo Technologies, Inc., Class A(a)(b)(c)	15,631,370	45,799,914
		1,250,454,508
IT Services — 0.3%
DXC Technology Co.(a)(b)(c)	9,853,082	87,199,776

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
EPAM Systems, Inc.(a)(b)(c)	3,148,075	$ 249,799,751
Everforth, Inc.(a)(b)(c)	2,471,093	44,158,432
		381,157,959
Leisure Products — 0.5%
Acushnet Holdings Corp.	1,658,400	196,570,152
Callaway Golf Co.(b)(c)	8,233,154	154,700,964
Peloton Interactive, Inc., Class A(a)(b)(c)	25,140,623	148,581,082
		499,852,198
Life Sciences Tools & Services — 0.2%
Azenta, Inc.(a)(b)(c)	2,472,482	63,097,741
BioLife Solutions, Inc.(b)(c)	2,385,164	67,357,031
Fortrea Holdings, Inc.(a)(b)(c)	5,701,606	99,207,944
OmniAb, Inc., 12.50 Earnout Shares(b)(d)	450,637	5
OmniAb, Inc., 15.00 Earnout Shares(b)(d)	450,637	5
		229,662,726
Machinery — 4.4%
Alamo Group, Inc.(a)	652,673	107,358,182
Albany International Corp., Class A(a)	1,711,642	127,517,329
Astec Industries, Inc.(a)	1,385,790	84,796,490
Atmus Filtration Technologies, Inc.(a)(c)	4,921,262	250,935,149
Enerpac Tool Group Corp., Class A(a)(c)	3,106,550	111,400,883
Enpro, Inc.(a)(c)	1,272,700	479,718,811
ESCO Technologies, Inc.(a)(c)	1,560,417	546,208,367
Federal Signal Corp.(a)	3,675,453	472,258,956
Franklin Electric Co., Inc.(a)	2,289,573	245,419,330
Gates Industrial Corp. PLC(a)(b)(c)	15,296,453	427,841,790
Greenbrier Cos., Inc. (The)(a)	1,864,715	91,389,682
JBT Marel Corp.(a)(c)	3,137,182	454,891,390
Kadant, Inc.(a)(c)	711,513	223,578,730
Kennametal, Inc.(a)	4,592,725	160,975,011
Lindsay Corp.(a)	626,572	77,569,614
Mueller Water Products, Inc., Class A(a)	9,428,487	243,537,819
Proto Labs, Inc.(a)(b)	1,434,063	116,890,475
Standex International Corp.(a)(c)	730,001	261,099,458
Tennant Co.(a)	1,026,938	89,898,153
Trinity Industries, Inc.(a)	4,791,286	165,682,670
Worthington Enterprises, Inc.	1,870,155	100,539,533
		4,839,507,822
Marine Transportation — 0.3%
Matson, Inc.(a)	1,823,453	350,522,370
Media — 0.5%
DoubleVerify Holdings, Inc.(a)(b)(c)	7,676,991	83,218,582
John Wiley & Sons, Inc., Class A(a)	2,360,083	114,487,626
Scholastic Corp.	986,899	45,397,354
Versant Media Group, Inc.(a)	8,503,181	306,199,548
		549,303,110
Metals & Mining — 1.0%
Alpha Metallurgical Resources, Inc.(a)(b)(c)	643,714	106,174,187
Century Aluminum Co.(b)(c)	3,399,832	156,426,270
Kaiser Aluminum Corp.(a)	975,643	190,865,040
Materion Corp.(a)(c)	1,253,331	372,728,106
Metallus, Inc.(a)(b)(c)	2,157,711	40,327,619
Warrior Met Coal, Inc.	2,470,246	200,485,165
Worthington Steel, Inc.	1,959,748	65,808,338
		1,132,814,725
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Adamas Trust, Inc.(a)	5,036,869	47,245,831
Arbor Realty Trust, Inc.(a)(c)	10,493,101	56,872,607
ARMOUR Residential REIT, Inc.(a)	7,476,172	130,459,201
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Blackstone Mortgage Trust, Inc., Class A(a)	9,417,374	$ 159,624,489
Ellington Financial, Inc.(a)	7,557,594	102,858,854
Franklin BSP Realty Trust, Inc.(a)	4,638,625	37,758,407
PennyMac Mortgage Investment Trust(a)	5,255,752	59,284,883
Redwood Trust, Inc.(a)	7,546,866	35,772,145
Rithm Capital Corp.(a)	33,640,571	315,884,962
Two Harbors Investment Corp.(a)	6,331,206	78,570,266
		1,024,331,645
Multi-Utilities — 0.2%
Avista Corp.(a)	4,979,761	203,722,022
Unitil Corp.(a)	1,084,316	57,132,610
		260,854,632
Office REITs — 0.6%
Douglas Emmett, Inc.	8,150,864	96,180,195
Easterly Government Properties, Inc.(a)	2,650,257	66,070,907
Highwoods Properties, Inc.(a)	6,645,118	200,416,759
JBG SMITH Properties(a)	3,501,294	51,363,983
SL Green Realty Corp.(a)	4,285,826	221,877,212
		635,909,056
Oil, Gas & Consumable Fuels — 2.4%
California Resources Corp.(a)	4,708,474	248,937,020
Comstock Resources, Inc.(b)(c)	4,779,349	71,307,887
Core Natural Resources, Inc.(a)(c)	3,037,454	243,057,069
Crescent Energy Co., Class A	14,728,171	144,630,639
CVR Energy, Inc.	1,817,723	50,060,091
Dorian LPG Ltd.(a)	2,215,537	77,056,377
Gulfport Energy Corp.(b)	875,793	148,622,072
International Seaways, Inc.	2,446,229	187,356,679
Kinetik Holdings, Inc., Class A	3,149,276	152,236,002
Magnolia Oil & Gas Corp., Class A(a)	11,144,069	285,065,285
Northern Oil & Gas, Inc.(a)	6,301,424	114,370,846
Par Pacific Holdings, Inc.(b)(c)	2,352,162	131,909,245
Peabody Energy Corp.(a)	7,340,017	169,701,193
REX American Resources Corp.(a)(b)	1,707,282	77,083,782
SM Energy Co.(a)	13,723,408	358,180,949
Talos Energy, Inc.(b)(c)	7,444,957	96,114,395
World Kinect Corp.(a)	3,094,642	101,937,507
		2,657,627,038
Paper & Forest Products — 0.1%
Sylvamo Corp.(a)	2,011,737	76,043,659
Passenger Airlines — 0.5%
Allegiant Travel Co.(a)(b)(c)	1,362,890	160,275,864
JetBlue Airways Corp.(b)(c)	17,853,951	102,303,139
SkyWest, Inc.(a)(b)(c)	2,389,839	237,382,708
		499,961,711
Personal Care Products — 0.2%
Coty, Inc., Class A(b)(c)	22,287,840	48,141,734
Edgewell Personal Care Co.(a)	2,777,338	74,599,299
Interparfums, Inc.	1,100,207	123,069,155
		245,810,188
Pharmaceuticals — 2.5%
Amneal Pharmaceuticals, Inc., Class A(b)(c)	10,381,514	179,704,007
Amphastar Pharmaceuticals, Inc.(b)(c)	2,046,272	41,293,769
ANI Pharmaceuticals, Inc.(b)(c)	1,099,095	90,983,084
Collegium Pharmaceutical, Inc.(a)(b)(c)	1,954,825	70,764,665
Corcept Therapeutics, Inc.(a)(b)(c)	5,754,650	500,366,817
Harmony Biosciences Holdings, Inc.(b)(c)	2,407,586	87,660,206
Indivior Pharmaceuticals, Inc.(a)(b)(c)	7,346,392	301,422,464
Innoviva, Inc.(a)(b)	4,226,096	95,974,640

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Ligand Pharmaceuticals, Inc.(a)(b)(c)	1,207,525	$ 381,686,577
Liquidia Corp.(b)(c)	4,233,044	337,500,598
Organon & Co.(a)	15,824,180	214,259,397
Pacira BioSciences, Inc.(a)(b)(c)	2,371,537	60,165,894
Perrigo Co. PLC(a)	8,339,557	86,647,997
Phibro Animal Health Corp., Class A(a)	1,269,851	39,873,321
Prestige Consumer Healthcare, Inc.(a)(b)(c)	2,854,992	134,955,472
Supernus Pharmaceuticals, Inc.(a)(b)(c)	3,497,729	162,679,376
		2,785,938,284
Professional Services — 1.2%
Amentum Holdings, Inc.(b)(c)	9,275,387	191,722,249
Concentrix Corp.	2,610,551	58,489,395
First Advantage Corp.(b)(c)	4,755,811	85,842,389
Insperity, Inc.(a)	2,185,435	90,280,320
Korn Ferry(a)	3,126,645	208,172,024
Legalzoom.com, Inc.(b)(c)	6,724,505	41,221,216
ManpowerGroup, Inc.(a)	2,803,031	94,658,357
Paycom Software, Inc.(a)	2,500,432	314,254,294
Robert Half, Inc.(a)	6,058,411	185,993,218
Upwork, Inc.(a)(b)(c)	7,444,501	62,236,028
Verra Mobility Corp., Class A(a)(b)	9,155,556	38,911,113
		1,371,780,603
Real Estate Management & Development — 0.4%
AGNT, Inc.	5,653,744	30,586,755
Cushman & Wakefield Ltd.(a)(b)(c)	13,432,468	179,860,747
Marcus & Millichap, Inc.	1,412,803	44,037,070
St. Joe Co. (The)	2,387,270	149,514,720
		403,999,292
Residential REITs — 0.1%
Centerspace(a)	1,012,719	56,904,681
NexPoint Residential Trust, Inc.(a)	1,321,268	36,889,803
		93,794,484
Retail REITs — 1.7%
Acadia Realty Trust(a)	8,046,099	168,243,930
Curbline Properties Corp.(a)	5,851,180	177,875,872
Getty Realty Corp.(a)	3,352,826	111,850,275
InvenTrust Properties Corp.	3,041,065	107,653,701
Macerich Co. (The)(a)	17,051,940	429,538,369
NETSTREIT Corp.	2,782,383	58,791,753
Phillips Edison & Co., Inc.(a)	7,592,059	315,981,496
Saul Centers, Inc.	752,839	28,148,650
Tanger, Inc.(a)	6,910,505	272,757,632
Urban Edge Properties(a)	7,594,310	173,757,813
Whitestone REIT(a)	2,725,838	51,681,888
		1,896,281,379
Semiconductors & Semiconductor Equipment — 5.5%
ACM Research, Inc., Class A(a)(b)(c)	3,438,349	436,292,105
Alpha & Omega Semiconductor Ltd.(a)(b)(c)	1,496,477	70,828,256
Axcelis Technologies, Inc.(a)(b)(c)	1,851,853	350,833,551
Cohu, Inc.(a)(b)(c)	2,842,853	210,115,265
Diodes, Inc.(a)(b)(c)	2,768,449	302,979,059
Enphase Energy, Inc.(a)(b)(c)	7,941,199	391,024,639
FormFactor, Inc.(a)(b)(c)	4,695,480	750,948,116
Ichor Holdings Ltd.(a)(b)(c)	2,094,048	235,119,709
Impinj, Inc.(a)(b)(c)	1,633,535	233,971,218
Kulicke & Soffa Industries, Inc.(a)(c)	3,153,189	421,770,561
MaxLinear, Inc.(a)(b)(c)	5,069,793	649,085,598
PDF Solutions, Inc.(a)(b)(c)	2,270,928	160,758,993
Penguin Solutions, Inc.(a)(b)(c)	2,782,971	211,533,626
Photronics, Inc.(a)(b)(c)	3,553,947	115,609,896
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Power Integrations, Inc.(a)	3,357,488	$ 281,223,195
Qorvo, Inc.(a)(b)	4,825,706	450,093,599
SolarEdge Technologies, Inc.(a)(b)(c)	3,664,949	214,179,620
Ultra Clean Holdings, Inc.(a)(b)(c)	2,701,077	385,146,569
Veeco Instruments, Inc.(a)(b)(c)	3,677,648	278,765,718
		6,150,279,293
Software — 3.1%
A10 Networks, Inc.(a)	4,339,009	162,105,376
ACI Worldwide, Inc.(a)(b)(c)	6,125,665	308,059,693
Adeia, Inc.(a)(c)	6,437,726	211,994,317
Agilysys, Inc.(a)(b)(c)	1,537,300	160,647,850
Alarm.com Holdings, Inc.(a)(b)	2,975,878	139,033,020
Blackbaud, Inc.(b)(c)	2,127,778	63,024,784
BlackLine, Inc.(a)(b)(c)	2,969,866	83,364,139
Box, Inc., Class A(a)(b)	8,342,868	221,419,717
Cleanspark, Inc.(a)(b)(c)	15,462,514	224,979,579
Clear Secure, Inc., Class A(a)	5,516,752	307,448,589
Life360, Inc.(a)(b)(c)	4,882,724	270,307,601
LiveRamp Holdings, Inc.(a)(b)	3,804,327	143,194,868
MARA Holdings, Inc.(a)(b)(c)	22,973,179	319,097,456
N-able, Inc.(b)(c)	4,569,335	16,769,459
NCR Voyix Corp.(a)(b)(c)	8,305,721	67,857,741
Progress Software Corp.(a)(b)	2,535,891	85,155,220
Q2 Holdings, Inc.(a)(b)(c)	3,772,397	181,452,296
RingCentral, Inc., Class A(a)(c)	4,464,282	174,017,712
Sprinklr, Inc., Class A(a)(b)(c)	6,803,968	35,108,475
SPS Commerce, Inc.(a)(b)(c)	2,212,667	126,498,172
Teradata Corp.(a)(b)(c)	5,670,604	196,486,429
		3,498,022,493
Specialized REITs — 0.7%
Four Corners Property Trust, Inc.(a)	6,613,864	162,370,361
Millrose Properties, Inc., Class A(a)	9,293,094	279,257,475
Outfront Media, Inc.(a)	9,229,591	302,361,401
Safehold, Inc.	2,762,241	43,367,184
		787,356,421
Specialty Retail — 2.9%
Academy Sports & Outdoors, Inc.(a)(c)	3,887,347	183,210,664
Advance Auto Parts, Inc.(a)	3,635,340	226,190,855
American Eagle Outfitters, Inc.(a)	9,389,079	161,492,159
Asbury Automotive Group, Inc.(a)(b)(c)	1,121,939	225,599,494
Boot Barn Holdings, Inc.(a)(b)(c)	1,828,531	300,372,787
Buckle, Inc. (The)	1,838,409	77,580,860
CarMax, Inc.(a)(b)(c)	8,550,230	452,221,665
Group 1 Automotive, Inc.(a)(c)	709,247	206,511,449
MarineMax, Inc.(a)(b)(c)	1,168,329	42,784,208
National Vision Holdings, Inc.(a)(b)(c)	4,828,711	91,793,796
Sally Beauty Holdings, Inc.(a)(b)(c)	5,750,318	81,309,497
Signet Jewelers Ltd.(a)	2,414,491	208,129,124
Sonic Automotive, Inc., Class A	790,460	67,023,103
Upbound Group, Inc.(a)	3,162,080	67,099,338
Urban Outfitters, Inc.(b)(c)	3,094,913	219,305,535
Victoria’s Secret & Co.(a)(b)(c)	4,785,575	399,499,801
Warby Parker, Inc., Class A(a)(b)(c)	6,066,543	184,058,915
Winmark Corp.(a)	178,978	75,722,012
		3,269,905,262
Technology Hardware, Storage & Peripherals — 0.2%
Corsair Gaming, Inc.(b)(c)	2,825,126	27,318,968
Diebold Nixdorf, Inc.(a)(b)(c)	2,086,781	177,418,121
		204,737,089

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.7%
Carter’s, Inc.(a)	2,220,980	$ 91,415,537
G-III Apparel Group Ltd.(a)	2,237,625	75,430,339
Kontoor Brands, Inc.(a)	3,064,080	255,360,427
Steven Madden Ltd.(a)	4,404,187	185,416,273
Under Armour, Inc., Class A(a)(b)(c)	11,381,164	72,725,638
Under Armour, Inc., Class C, NVS(b)(c)	7,198,799	44,776,530
Wolverine World Wide, Inc.(a)	4,941,602	81,684,681
		806,809,425
Tobacco — 0.1%
Universal Corp.(a)	1,502,133	78,366,279
Trading Companies & Distributors — 0.6%
Boise Cascade Co.(a)	2,120,655	164,626,448
DNOW, Inc.(a)(b)(c)	11,001,322	142,687,146
DXP Enterprises, Inc.(b)(c)	756,933	127,724,874
Rush Enterprises, Inc., Class A(a)	3,675,459	268,253,375
		703,291,843
Water Utilities — 0.5%
American States Water Co.(a)	2,361,810	195,156,360
California Water Service Group(a)	3,606,902	175,475,782
H2O America(a)	2,370,268	144,041,186
Middlesex Water Co.(a)	1,122,483	63,038,645
		577,711,973
Wireless Telecommunication Services — 0.2%
Shenandoah Telecommunications Co.(a)	2,767,466	41,733,387
Telephone & Data Systems, Inc.(a)(c)	5,829,023	215,732,141
		257,465,528
Total Long-Term Investments — 97.8% (Cost: $81,873,297,329)		108,883,676,845
Security	Shares	Value
Short-Term Securities
Money Market Funds — 7.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(a)(e)(f)	5,907,783,289	$ 5,909,555,624
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(a)(e)	2,311,771,029	2,311,771,029
Total Short-Term Securities — 7.4% (Cost: $8,219,526,321)		8,221,326,653
Total Investments — 105.2% (Cost: $90,092,823,650)		117,105,003,498
Liabilities in Excess of Other Assets — (5.2)%		(5,773,006,113)
Net Assets — 100.0%		$ 111,331,997,385

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
A10 Networks, Inc.	$ 99,235,433	$ 8,732,430	$ (7,630,880)	$ 1,458,575	$ 60,309,818	$ 162,105,376	4,339,009	$ 260,331	$ —
AAR Corp.	256,687,093	19,218,316	(17,219,880)	3,823,937	75,324,742	337,834,208	2,363,634	—	—
ABM Industries, Inc.	135,547,296	9,878,401	(9,644,478)	355,689	19,918,542	156,055,450	3,527,474	1,023,330	—
Academy Sports & Outdoors, Inc.	226,098,733	13,961,414	(19,917,737)	527,733	(37,459,479)	183,210,664	3,887,347	617,337	—
Acadia Healthcare Co., Inc.	129,581,325	9,482,072	(9,342,736)	1,001,720	32,946,640	163,669,021	5,542,466	—	—
Acadia Realty Trust	150,469,238	11,400,649	(7,651,702)	(706,362)	14,732,107	168,243,930	8,046,099	1,608,963	—
ACI Worldwide, Inc.	253,961,602	18,142,709	(21,038,570)	1,528,655	55,465,297	308,059,693	6,125,665	—	—
ACM Research, Inc., Class A	125,889,661	33,855,622	(11,203,014)	3,116,987	284,632,849	436,292,105	3,438,349	—	—
Adamas Trust, Inc.	37,091,265	3,124,508	(3,250,085)	(2,714,466)	12,994,609	47,245,831	5,036,869	1,360,475	—
Addus HomeCare Corp.	102,553,493	7,093,486	(6,428,756)	(699,635)	8,195,735	110,714,323	1,101,964	—	—
Adeia, Inc.	154,698,556	—	—	—	57,295,761	211,994,317	6,437,726	321,886	—
Adient PLC	95,047,630	6,595,325	(6,009,183)	(211,739)	(8,557,657)	86,864,376	4,726,027	—	—
ADMA Biologics, Inc.	128,800,932	8,744,962	(10,898,783)	(11,492,509)	1,766,815	116,921,417	13,969,106	—	—
Advance Auto Parts, Inc.	190,147,398	14,594,968	(12,584,460)	(544,456)	34,577,405	226,190,855	3,635,340	904,946	—
Agilysys, Inc.	108,957,668	8,387,545	(8,254,983)	425,593	51,132,027	160,647,850	1,537,300	—	—

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
Air Lease Corp.(a)	$ 410,888,952	$ 1,384,348	$ (412,653,710)	$ 102,013,750	$ (101,633,340)	$ —	—	$ —	$ —
Alamo Group, Inc.	106,798,938	7,162,715	(6,278,005)	170,776	(496,242)	107,358,182	652,673	222,025	—
Alarm.com Holdings, Inc.	129,371,887	7,757,817	(8,536,297)	(2,587,693)	13,027,306	139,033,020	2,975,878	—	—
Albany International Corp., Class A	89,947,023	7,431,641	(8,567,332)	(64,436)	38,770,433	127,517,329	1,711,642	486,604	—
Alkermes PLC	350,747,403	26,569,788	(22,604,322)	2,944,323	168,508,016	526,165,208	10,042,279	—	—
Allegiant Travel Co.(b)(c)	52,988,759	111,724,479	(16,356,283)	3,087,784	8,831,125	160,275,864	1,362,890	—	—
Alpha & Omega Semiconductor Ltd.(c)	N/A	4,218,651	(4,001,325)	850,516	13,999,006	70,828,256	1,496,477	—	—
Alpha Metallurgical Resources, Inc.	133,145,512	7,961,201	(8,815,118)	(957,765)	(25,159,643)	106,174,187	643,714	—	—
American Eagle Outfitters, Inc.	158,117,136	11,046,884	(12,284,874)	857,132	3,755,881	161,492,159	9,389,079	1,185,816	—
American States Water Co.	175,829,885	12,763,829	(9,960,589)	661,371	15,861,864	195,156,360	2,361,810	1,183,466	—
Ameris Bancorp	300,684,440	9,072,541	(14,761,961)	2,720,517	44,583,779	342,299,316	3,792,370	758,474	—
AMERISAFE, Inc.	37,824,484	2,584,106	(2,818,210)	(1,413,600)	1,933,189	38,109,969	1,126,514	467,458	—
AMN Healthcare Services, Inc.	42,274,782	4,388,163	(3,817,096)	(1,563,876)	34,388,178	75,670,151	2,337,663	—	—
Andersons, Inc. (The)	144,819,811	9,308,314	(8,168,520)	1,414,143	(8,296,986)	139,076,762	2,033,286	403,510	—
Apogee Enterprises, Inc.	43,291,118	3,494,891	(4,106,305)	(81,526)	15,903,053	58,501,231	1,278,995	354,653	—
Apollo Commercial Real Estate Finance, Inc.(a)	83,173,517	5,461,200	(88,348,287)	(23,634,307)	23,347,877	—	—	—	—
Apple Hospitality REIT, Inc.	152,089,549	12,511,426	(12,845,875)	796,443	69,834,940	222,386,483	13,229,416	3,197,304	—
Arbor Realty Trust, Inc.	80,901,809	—	—	—	(24,029,202)	56,872,607	10,493,101	1,783,827	—
ArcBest Corp.	132,004,727	12,245,774	(12,329,121)	2,973,757	57,684,730	192,579,867	1,341,646	163,578	—
Archrock, Inc.	366,657,150	25,108,921	(24,541,021)	5,355,425	57,310,449	429,890,924	10,559,836	2,352,727	—
Arcosa, Inc.	312,734,717	24,415,617	(23,732,834)	5,627,633	110,742,011	429,787,144	2,958,133	148,516	—
Argan, Inc.	453,962,507	36,035,410	(32,896,956)	3,992,729	210,374,264	671,467,954	840,859	421,606	—
Arlo Technologies, Inc.	90,545,974	5,739,408	(3,216,099)	550,465	(5,379,722)	88,240,026	6,545,996	—	—
ARMOUR Residential REIT, Inc.	112,065,114	17,033,918	(4,263,354)	(1,552,375)	7,175,898	130,459,201	7,476,172	4,877,763	—
Armstrong World Industries, Inc.	427,028,771	27,687,603	(30,137,489)	(450,197)	(11,609,139)	412,519,549	2,571,497	891,507	—
Artisan Partners Asset Management, Inc., Class A	153,991,963	10,273,608	(8,509,297)	(591,262)	(7,430,859)	147,734,153	4,278,429	3,292,497	—
Artivion, Inc.	92,553,681	4,560,938	(2,910,901)	(1,136,126)	(35,215,723)	57,851,869	2,574,627	—	—
Asbury Automotive Group, Inc.	228,198,626	15,398,597	(24,209,332)	349,707	5,861,896	225,599,494	1,121,939	—	—
Assured Guaranty Ltd.	212,027,256	14,285,571	(21,226,042)	1,235,135	(5,357,834)	200,964,086	2,507,037	999,009	—
Astec Industries, Inc.	73,912,629	5,179,023	(4,436,442)	257,855	9,883,425	84,796,490	1,385,790	181,332	—
Astrana Health, Inc.(c)	N/A	6,279,851	(7,958,625)	(7,043,150)	(25,793,169)	118,737,897	2,558,455	—	—
Atlantic Union Bankshares Corp.	304,132,997	13,817,005	(10,063,571)	1,282,581	55,091,190	364,260,202	8,609,317	3,187,935	—
Atmus Filtration Technologies, Inc.	—	325,948,958	(14,674,798)	(2,306,747)	(58,032,264)	250,935,149	4,921,262	272,440	—
Avanos Medical, Inc.	39,023,622	4,473,496	(3,913,119)	(338,952)	30,970,866	70,215,913	2,822,183	—	—
Avista Corp.	196,170,482	13,741,360	(9,891,741)	(375,451)	4,077,372	203,722,022	4,979,761	2,430,748	—
Axcelis Technologies, Inc.	171,619,415	18,944,042	(19,766,847)	5,405,120	174,631,821	350,833,551	1,851,853	—	—
Axos Financial, Inc.	289,816,115	4,048,764	(2,793,032)	(121,471)	42,022,723	332,973,099	3,418,966	—	—
Azenta, Inc.	51,979,525	3,984,160	(3,665,379)	(1,883,719)	12,683,154	63,097,741	2,472,482	—	—
AZZ, Inc.	224,411,020	16,883,043	(16,199,947)	3,439,809	50,623,677	279,157,602	1,800,436	362,806	—
Badger Meter, Inc.	269,711,147	16,042,696	(17,206,421)	(1,450,306)	(6,146,403)	260,950,713	1,758,665	716,382	—
Balchem Corp.	329,743,000	21,382,965	(22,709,114)	2,338,369	(3,674,271)	327,080,949	1,935,963	—	—

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
Banc of California, Inc.	$ 141,725,583	$ 6,298,755	$ (3,817,336)	$ 542,741	$ 22,587,341	$ 167,337,084	8,190,753	$ 973,231	$ —
Bancorp, Inc. (The)	136,713,191	1,683,477	(4,058,646)	1,368,951	21,010,039	156,717,012	2,501,868	—	—
Bank of Hawaii Corp.	175,306,181	—	—	—	17,093,828	192,400,009	2,361,026	1,652,718	—
BankUnited, Inc.	197,295,053	—	—	—	14,373,355	211,668,408	4,368,801	1,441,704	—
Banner Corp.	125,038,786	1,399,454	(2,630,722)	392,101	11,481,292	135,680,911	2,042,157	1,071,526	—
Beacon Financial Corp.	149,386,440	3,130,006	(901,663)	45,115	2,051,002	153,710,900	5,047,977	1,637,069	—
Benchmark Electronics, Inc.	120,105,074	11,425,322	(10,576,367)	2,630,420	89,735,947	213,320,396	2,161,958	367,476	—
BGC Group, Inc., Class A	213,347,707	16,622,631	(11,692,458)	1,012,281	18,400,802	237,690,963	22,234,889	440,781	—
BJ’s Restaurants, Inc.	44,514,908	4,116,363	(4,602,621)	605,464	32,298,971	76,933,085	1,266,701	—	—
BlackLine, Inc.	111,012,173	6,103,505	(6,552,630)	(6,711,822)	(20,487,087)	83,364,139	2,969,866	—	—
BlackRock Cash Funds: Institutional, SL Agency Shares	4,189,834,898	1,719,227,707 (d)	—	10,970	482,049	5,909,555,624	5,907,783,289	2,963,251 (e)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,273,431,664	1,038,339,365 (d)	—	—	—	2,311,771,029	2,311,771,029	14,198,711	—
Blackstone Mortgage Trust, Inc., Class A	182,428,875	12,899,515	(14,540,595)	(819,767)	(20,343,539)	159,624,489	9,417,374	4,425,452	—
Boise Cascade Co.	168,742,812	10,994,094	(18,603,854)	1,478,425	2,014,971	164,626,448	2,120,655	493,962	—
Boot Barn Holdings, Inc.	267,471,436	19,574,567	(19,961,184)	3,879,472	29,408,496	300,372,787	1,828,531	—	—
Box, Inc., Class A	203,380,357	14,934,085	(21,567,658)	(2,516,905)	27,189,838	221,419,717	8,342,868	—	—
Brady Corp., Class A	212,948,481	14,812,519	(13,827,523)	2,097,306	25,036,857	241,067,640	2,632,605	644,205	—
Bright Horizons Family Solutions, Inc.	—	244,900,565	(26,226,860)	(1,429,378)	7,448,250	224,692,577	3,170,042	—	—
Brinker International, Inc.	373,553,850	25,963,174	(31,966,347)	6,913,985	59,659,098	434,123,760	2,584,070	—	—
Bristow Group, Inc.	70,797,711	4,606,430	(2,627,135)	506,557	(9,139,097)	64,144,466	1,552,383	191,812	—
Broadstone Net Lease, Inc.	—	236,274,765	(10,058,543)	121,222	12,512,467	238,849,911	11,555,390	3,379,439	—
Cactus, Inc., Class A	195,851,691	15,285,816	(12,515,781)	485,990	15,191,985	214,299,701	4,183,090	585,196	—
Caesars Entertainment, Inc.	324,092,378	22,949,187	(22,860,654)	1,859,617	44,334,438	370,374,966	12,272,199	—	—
California Resources Corp.	326,722,346	18,635,299	(18,593,667)	398,224	(78,225,182)	248,937,020	4,708,474	1,929,850	—
California Water Service Group	162,269,185	10,807,015	(9,482,937)	(1,053,081)	12,935,600	175,475,782	3,606,902	1,217,812	—
Calix, Inc.	177,455,154	9,523,625	(13,768,244)	(3,906,506)	(38,752,175)	130,551,854	3,498,174	—	—
Cal-Maine Foods, Inc.	212,969,459	13,782,984	(14,322,539)	146,388	3,615,652	216,191,944	2,683,614	975,879	—
Capitol Federal Financial, Inc.	51,107,961	3,672,126	(4,817,282)	(868,031)	10,724,560	59,819,334	7,029,299	616,975	—
Cargurus, Inc., Class A	166,133,287	10,307,033	(18,942,254)	(476,745)	(941,961)	156,079,360	4,578,450	—	—
CarMax, Inc.	354,220,062	26,564,890	(25,648,575)	888,870	96,196,418	452,221,665	8,550,230	—	—
Carter’s, Inc.	78,224,428	5,814,366	(4,540,561)	(550,371)	12,467,675	91,415,537	2,220,980	552,776	—
Casella Waste Systems, Inc., Class A	297,924,715	21,180,082	(19,960,753)	(975,607)	67,717,991	365,886,428	3,773,192	—	—
Catalyst Pharmaceuticals, Inc.	171,803,400	13,680,957	(14,463,047)	2,266,798	44,587,889	217,875,997	6,932,103	—	—
Cathay General Bancorp	201,349,688	3,914,775	(4,380,813)	883,788	48,296,813	250,064,251	4,033,945	1,550,873	—
Cavco Industries, Inc.	225,783,747	17,212,983	(16,569,010)	3,335,944	57,544,999	287,308,663	467,640	—	—
Celanese Corp., Class A	432,704,316	24,424,528	(21,603,958)	(1,288,994)	(130,284,130)	303,951,762	6,607,647	199,742	—
Centerspace	57,581,043	4,123,627	(3,507,865)	(401,616)	(890,508)	56,904,681	1,012,719	783,760	—
Central Garden & Pet Co.	18,725,086	1,537,243	(2,346,338)	166,023	3,556,527	21,638,541	488,014	—	—
Central Garden & Pet Co., Class A	99,291,405	7,305,981	(6,273,240)	596,231	18,993,101	119,913,478	3,092,945	—	—

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
Central Pacific Financial Corp.	$ 49,656,220	$ —	$ —	$ —	$ 9,695,082	$ 59,351,302	1,553,699	$ 450,573	$ —
Century Communities, Inc.	87,053,837	6,176,414	(6,767,653)	1,048,794	20,588,578	108,099,970	1,508,512	490,411	—
Champion Homes, Inc.	247,060,858	17,531,144	(16,739,132)	(1,510,403)	47,293,905	293,636,372	3,332,233	—	—
Cheesecake Factory, Inc. (The)	150,777,120	12,599,689	(13,203,366)	2,956,174	65,959,734	219,089,351	2,754,455	838,262	—
Chefs’ Warehouse, Inc. (The)	129,270,280	11,713,746	(11,399,288)	2,288,166	78,295,201	210,168,105	2,186,973	—	—
Chemours Co. (The)	199,096,389	14,573,763	(14,021,548)	1,251,757	(14,948,142)	185,952,219	9,061,999	795,911	—
Chesapeake Utilities Corp.	179,505,426	12,258,363	(8,953,115)	833,067	(6,466,868)	177,176,873	1,446,578	1,050,339	—
Cinemark Holdings, Inc.	176,755,923	13,258,153	(13,357,863)	1,622,205	18,403,033	196,681,451	6,198,596	564,037	—
City Holding Co.	103,353,366	5,525,223	(7,562,368)	1,076,879	10,200,221	112,593,321	848,864	759,212	—
Cleanspark, Inc.	130,710,673	15,077,450	(14,517,466)	2,378,213	91,330,709	224,979,579	15,462,514	—	—
Clear Secure, Inc., Class A	257,843,230	21,784,075	(12,025,246)	1,956,609	37,889,921	307,448,589	5,516,752	805,161	—
Clearway Energy, Inc., Class C(f)	281,614,869	17,689,178	(12,770,160)	2,075,365	(39,056,013)	249,553,239	7,301,148	3,388,779	—
Cogent Communications Holdings, Inc.	53,659,391	3,491,302	(2,633,079)	(3,300,684)	(11,254,772)	39,962,158	2,879,118	57,864	—
Cohu, Inc.	85,822,410	9,823,451	(8,424,693)	2,046,177	120,847,920	210,115,265	2,842,853	—	—
Collegium Pharmaceutical, Inc.	62,731,872	4,489,968	(2,491,798)	125,325	5,909,298	70,764,665	1,954,825	—	—
Community Financial System, Inc.	185,445,435	6,168,842	(6,200,457)	1,186,613	25,681,132	212,281,565	3,162,717	1,496,363	—
Conagra Brands, Inc.	—	392,763,718	(81,971)	—	(14,758,664)	377,923,083	28,077,495	—	—
Concentra Group Holdings Parent, Inc.	153,554,287	12,526,551	(12,717,748)	2,360,387	57,618,414	213,341,891	7,171,156	452,647	—
CONMED Corp.	65,711,504	4,497,131	(5,718,475)	(8,572,248)	3,477,121	59,395,033	1,814,697	—	—
Corcept Therapeutics, Inc.	226,666,718	24,923,778	(16,363,551)	5,318,306	259,821,566	500,366,817	5,754,650	—	—
Core Laboratories, Inc.	46,911,848	2,713,009	(2,691,302)	(1,346,542)	(13,258,473)	32,328,540	2,774,982	28,472	—
Core Natural Resources, Inc.	322,384,704	17,788,016	(20,766,953)	(3,101,911)	(73,246,787)	243,057,069	3,037,454	310,717	—
CoreCivic, Inc.	113,605,928	9,617,450	(11,581,039)	3,223,689	66,174,772	181,040,800	5,959,210	—	—
Covista, Inc.	238,900,342	16,270,695	(19,258,164)	3,833,706	15,879,222	255,625,801	2,050,584	—	—
Cracker Barrel Old Country Store, Inc.	37,660,991	3,626,368	(3,681,334)	(2,876,360)	37,072,151	71,801,816	1,347,126	336,615	—
CSG Systems International, Inc.(a)	129,676,270	2,946,810	(133,867,873)	54,140,533	(52,895,740)	—	—	—	—
CSW Industrials, Inc.	257,815,767	17,795,325	(16,702,251)	(2,711,999)	19,988,356	276,185,198	992,401	300,160	—
CTS Corp.	83,285,751	7,031,745	(8,799,781)	2,507,567	28,318,275	112,343,557	1,723,325	69,198	—
Curbline Properties Corp.	150,141,978	10,854,824	(10,032,485)	2,397,089	24,514,466	177,875,872	5,851,180	1,017,062	—
Cushman & Wakefield Ltd.(c)	N/A	54,418,948	(7,428,116)	450,289	23,226,982	179,860,747	13,432,468	—	—
Customers Bancorp, Inc.	133,336,055	4,532,512	(6,784,395)	192,281	18,326,959	149,603,412	1,891,320	—	—
CVB Financial Corp.	148,375,092	53,344,287	(4,171,670)	210,015	29,625,156	227,382,880	10,083,498	1,530,429	—
Cytek Biosciences, Inc.(a)	28,835,301	1,802,956	(26,487,148)	(36,662,437)	32,511,328	—	—	—	—
Dana, Inc.	226,986,714	14,246,369	(19,025,468)	1,922,009	(45,677,655)	178,451,969	6,558,323	821,730	—
Dauch Corp.	83,990,658	5,868,528	(4,930,769)	(3,988,993)	(3,399,191)	77,540,233	14,306,316	—	—
Dave, Inc., Class A	—	197,482,262	(22,667,988)	1,857,565	56,239,759	232,911,598	625,115	—	—
Deluxe Corp.	74,387,165	4,693,504	(3,067,788)	(87,392)	(10,029,823)	65,895,666	2,759,450	822,882	—
DiamondRock Hospitality Co.	114,606,859	8,952,339	(8,192,095)	662,816	34,072,942	150,102,861	12,323,716	1,108,953	—

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
Diebold Nixdorf, Inc.	$ —	$ 189,451,087	$ (12,976,640)	$ (237,824)	$ 1,181,498	$ 177,418,121	2,086,781	$ —	$ —
Digi International, Inc.	108,847,023	9,315,223	(8,875,006)	2,349,735	58,656,470	170,293,445	2,272,094	—	—
Dime Commercial Bancshares, Inc.(g)	82,803,670	6,222,721	(5,362,294)	664,569	16,183,418	100,512,084	2,472,622	617,922	—
Diodes, Inc.	188,082,239	18,013,885	(17,836,771)	4,010,261	110,709,445	302,979,059	2,768,449	—	—
DNOW, Inc.	132,783,411	9,335,486	(11,490,555)	583,263	11,475,541	142,687,146	11,001,322	—	—
Donnelley Financial Solutions, Inc.	75,078,181	4,906,518	(7,994,841)	(1,572,156)	(7,254,300)	63,163,402	1,505,683	—	—
Dorian LPG Ltd.	75,449,304	5,775,470	(5,471,577)	1,021,989	281,191	77,056,377	2,215,537	2,240,397	—
Dorman Products, Inc.	174,327,953	13,751,433	(18,117,733)	1,391,255	52,241,157	223,594,065	1,638,652	—	—
DoubleVerify Holdings, Inc.	76,246,316	5,574,793	(9,087,438)	(11,777,687)	22,262,598	83,218,582	7,676,991	—	—
Dream Finders Homes, Inc.(h)	24,011,513	1,938,949	(2,870,811)	(2,039,073)	28,066,851	N/A	N/A	—	—
DXC Technology Co.	128,132,484	6,826,830	(9,097,787)	(9,519,621)	(29,142,130)	87,199,776	9,853,082	—	—
Eagle Bancorp, Inc.	41,245,378	3,194,559	(2,809,748)	(1,195,492)	7,049,991	47,484,688	1,672,585	16,888	—
Easterly Government Properties, Inc.	56,700,930	1,936,649	(1,807,784)	(340,911)	9,582,023	66,070,907	2,650,257	1,192,585	—
Eastman Chemical Co.	523,203,212	32,517,888	(29,945,424)	1,434,429	(65,816,500)	461,393,605	6,888,528	5,793,153	—
Edgewell Personal Care Co.	59,822,294	4,346,311	(4,920,169)	(2,105,913)	17,456,776	74,599,299	2,777,338	424,922	—
Element Solutions, Inc.	466,600,461	37,365,250	(33,291,972)	4,722,155	183,216,418	658,612,312	13,792,928	1,104,107	—
Ellington Financial, Inc.	88,664,129	6,611,407	(5,649,127)	(404,840)	13,637,285	102,858,854	7,557,594	2,952,023	—
Embecta Corp.(a)	32,152,176	1,302,997	(12,680,803)	(89,758,782)	68,984,412	—	—	36,148	—
Employers Holdings, Inc.	46,329,358	1,530,341	(2,921,988)	76,305	10,144,369	55,158,385	1,092,678	371,511	—
Encore Capital Group, Inc.	93,889,909	7,193,744	(11,166,579)	2,727,120	27,904,118	120,548,312	1,292,189	—	—
Energizer Holdings, Inc.	60,042,144	4,932,657	(4,715,865)	(1,626,571)	20,115,297	78,747,662	3,672,932	1,108,080	—
Enerpac Tool Group Corp., Class A	115,568,762	7,659,939	(9,962,148)	257,601	(2,123,271)	111,400,883	3,106,550	—	—
Enova International, Inc.	201,656,070	17,843,549	(15,889,274)	4,808,460	152,532,961	360,951,766	1,499,405	—	—
Enovis Corp.	78,088,397	5,502,279	(4,667,352)	(2,403,975)	(4,703,804)	71,815,545	3,469,350	—	—
Enphase Energy, Inc.	297,257,267	23,226,528	(21,626,566)	2,223,183	89,944,227	391,024,639	7,941,199	—	—
Enpro, Inc.	317,217,376	27,013,964	(26,016,102)	6,630,987	154,872,586	479,718,811	1,272,700	407,936	—
Enviri Corp.(a)	94,989,896	2,400,719	(98,273,105)	21,654,760	(20,772,270)	—	—	—	—
EPAM Systems, Inc.	—	374,658,549	(24,856,933)	(9,164,404)	(90,837,461)	249,799,751	3,148,075	—	—
ePlus, Inc.	118,141,221	8,425,452	(7,942,553)	1,175,661	11,354,885	131,154,666	1,575,810	437,144	—
ESCO Technologies, Inc.	437,772,891	32,438,942	(31,464,099)	7,268,182	100,192,451	546,208,367	1,560,417	124,792	—
Essential Properties Realty Trust, Inc.	382,829,004	28,753,591	(15,840,104)	1,695,041	(8,511,017)	388,926,515	13,029,364	4,168,794	—
Ethan Allen Interiors, Inc.(a)	30,929,513	1,890,331	(31,252,872)	(7,113,674)	5,546,702	—	—	552,937	—
Etsy, Inc.	296,375,402	26,137,990	(42,699,302)	5,590,129	145,305,753	430,709,972	5,717,642	—	—
Everforth, Inc.(i)	99,224,878	4,388,303	(5,430,189)	(3,622,326)	(50,402,234)	44,158,432	2,471,093	—	—
EVERTEC, Inc.	108,412,322	7,184,319	(10,111,870)	(3,018,389)	705,427	103,171,809	3,713,888	195,229	—
Everus Construction Group, Inc.	361,791,446	29,063,961	(28,931,892)	5,938,386	142,399,997	510,261,898	3,074,793	—	—
EZCORP, Inc., Class A	89,474,195	7,181,480	(7,265,350)	1,747,872	30,887,369	122,025,566	3,529,811	—	—
Federal Signal Corp.	395,074,459	27,388,339	(25,191,849)	6,107,878	68,880,129	472,258,956	3,675,453	553,525	—
First BanCorp/Puerto Rico	199,706,794	—	(2,685,533)	1,665,510	42,306,030	240,992,801	9,244,066	1,869,914	—
First Bancorp/Southern Pines NC	140,312,176	9,946,883	(9,864,479)	1,373,863	17,553,620	159,322,063	2,492,133	598,015	—
First Commonwealth Financial Corp.	108,143,317	6,419,389	(7,594,177)	974,046	15,935,088	123,877,663	6,093,343	875,494	—
First Financial Bancorp	174,216,711	5,502,904	(5,346,817)	1,030,122	36,211,714	211,614,634	6,255,236	1,568,215	—
First Hawaiian, Inc.	181,399,089	13,775,243	(14,674,456)	1,158,586	33,124,338	214,782,800	7,330,471	1,934,805	—

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
First Interstate BancSystem, Inc., Class A	$ 176,455,340	$ 12,641,720	$ (19,660,996)	$ 876,081	$ 26,070,889	$ 196,383,034	5,092,921	$ 2,521,887	$ —
Flowers Foods, Inc.	—	96,155,883	(4,524,121)	141,021	9,099,939	100,872,722	12,768,699	1,597,074	—
FMC Corp.	129,150,620	6,617,441	(5,675,307)	(8,153,295)	(35,268,812)	86,670,647	7,536,578	602,822	—
FormFactor, Inc.	451,717,540	40,671,251	(36,612,878)	10,116,437	285,055,766	750,948,116	4,695,480	—	—
Fortrea Holdings, Inc.	52,229,444	5,326,016	(3,336,986)	(1,025,502)	46,014,972	99,207,944	5,701,606	—	—
Four Corners Property Trust, Inc.	155,880,934	10,476,445	(9,822,367)	(595,583)	6,430,932	162,370,361	6,613,864	2,423,593	—
Fox Factory Holding Corp.	41,285,416	3,144,399	(2,837,841)	(2,691,979)	3,928,611	42,828,606	2,527,507	—	—
Franklin BSP Realty Trust, Inc.	41,546,834	2,941,598	(5,052,447)	(2,833,613)	1,156,035	37,758,407	4,638,625	927,565	—
Franklin Electric Co., Inc.	211,926,573	15,616,605	(16,641,960)	2,339,119	32,178,993	245,419,330	2,289,573	653,349	—
Freshpet, Inc.	172,843,539	11,706,927	(9,199,680)	(3,129,051)	2,862,441	175,084,176	2,961,505	—	—
Frontdoor, Inc.	228,983,864	18,801,918	(26,596,752)	6,590,255	100,579,578	328,358,863	4,231,974	—	—
Fulton Financial Corp.	219,273,051	18,347,945	(5,682,042)	267,357	43,146,500	275,352,811	11,382,919	2,048,273	—
Gates Industrial Corp. PLC	344,825,223	26,456,474	(25,682,858)	2,614,076	79,628,875	427,841,790	15,296,453	—	—
Gentherm, Inc.	50,816,759	4,183,578	(3,681,036)	(1,115,847)	12,842,366	63,045,820	1,848,309	—	—
Genworth Financial, Inc., Class A	185,724,676	—	—	—	30,877,871	216,602,547	22,872,497	—	—
GEO Group, Inc. (The)	138,017,749	13,083,667	(23,162,813)	10,080,331	95,523,374	233,542,308	7,903,293	—	—
Getty Realty Corp.	105,273,932	7,498,305	(6,037,734)	486,370	4,629,402	111,850,275	3,352,826	1,630,132	—
Gibraltar Industries, Inc.	70,685,922	4,902,583	(4,268,058)	(1,235,653)	10,542,370	80,627,164	1,787,742	—	—
G-III Apparel Group Ltd.	61,709,284	4,971,588	(4,700,131)	256,074	13,193,524	75,430,339	2,237,625	223,809	—
Glaukos Corp.	371,494,826	28,526,134	(17,736,578)	5,201,059	106,929,954	494,415,395	3,537,603	—	—
Goosehead Insurance, Inc., Class A	63,765,566	4,145,888	(6,508,498)	(4,645,616)	12,435,864	69,193,204	1,426,664	—	—
Granite Construction, Inc.	313,262,624	23,738,762	(21,201,610)	5,463,372	95,409,175	416,672,323	2,635,832	342,609	—
Greenbrier Cos., Inc. (The)	97,620,734	6,117,154	(5,509,274)	391,213	(7,230,145)	91,389,682	1,864,715	635,792	—
Griffon Corp.	170,788,479	14,747,517	(17,357,977)	3,430,014	54,824,540	226,432,573	2,321,671	521,568	—
Grocery Outlet Holding Corp.	41,515,356	3,655,319	(3,012,427)	(1,789,037)	19,133,395	59,502,606	5,962,185	—	—
Group 1 Automotive, Inc.	234,299,958	15,440,047	(14,801,168)	2,758,242	(31,185,630)	206,511,449	709,247	393,973	—
H2O America	131,615,643	11,850,663	(4,570,081)	456,807	4,688,154	144,041,186	2,370,268	1,002,956	—
HA Sustainable Infrastructure Capital, Inc.	281,800,139	19,895,287	(18,622,996)	2,321,742	15,316,679	300,710,851	7,700,662	3,267,530	—
Hanmi Financial Corp.	46,960,604	—	—	—	10,760,320	57,720,924	1,781,510	498,823	—
Harmonic, Inc.	60,478,953	5,943,973	(9,613,353)	3,159,613	46,814,578	106,783,764	6,539,116	—	—
Hawaiian Electric Industries, Inc.	153,839,721	9,386,983	(8,458,842)	(225,294)	(13,772,335)	140,770,233	10,404,304	—	—
Hawkins, Inc.	193,477,939	14,331,798	(14,621,556)	2,742,005	(17,236,878)	178,693,308	1,257,518	240,742	—
Hayward Holdings, Inc.	160,328,339	11,704,479	(11,064,989)	(152,017)	47,395,532	208,211,344	12,028,385	—	—
HB Fuller Co.	201,195,719	14,287,678	(12,820,852)	62,259	(11,336,351)	191,388,453	3,283,384	814,694	—
Healthcare Services Group, Inc.	78,447,338	6,302,839	(8,590,787)	(13,016)	25,465,149	101,611,523	4,137,277	—	—
Helix Energy Solutions Group, Inc.	81,196,801	5,166,583	(4,614,949)	449,546	(10,038,583)	72,159,398	8,256,224	—	—
Helmerich & Payne, Inc.	216,097,599	15,263,946	(14,331,891)	1,682,467	(21,556,261)	197,155,860	6,021,865	1,514,064	—
Heritage Financial Corp.	64,161,942	3,951,068	(3,642,151)	(518,436)	9,492,707	73,445,130	2,479,579	602,344	—
Highwoods Properties, Inc.	141,345,309	11,956,194	(11,178,915)	586,151	57,708,020	200,416,759	6,645,118	3,333,847	—
HNI Corp.	139,068,248	9,555,859	(8,080,391)	(905,287)	30,423,540	170,061,969	4,208,413	1,472,021	—

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
Hope Bancorp, Inc.	$ 86,367,568	$ 5,135,185	$ (5,776,973)	$ (863,955)	$ 20,257,730	$ 105,119,555	7,684,178	$ 1,095,222	$ —
Horace Mann Educators Corp.	104,974,021	818,720	(2,328,106)	98,462	21,903,430	125,466,527	2,429,168	885,106	—
Hub Group, Inc., Class A	131,101,014	10,084,050	(9,579,080)	1,389,812	26,871,378	159,867,174	3,650,769	458,504	—
Ichor Holdings Ltd.	96,360,675	10,517,823	(9,433,093)	2,703,323	134,970,981	235,119,709	2,094,048	—	—
ICU Medical, Inc.	191,490,705	13,756,252	(10,543,269)	16,362	26,073,330	220,793,380	1,506,094	—	—
Impinj, Inc.	165,959,297	13,524,966	(11,938,243)	(2,023,595)	68,448,793	233,971,218	1,633,535	—	—
Independent Bank Corp.	224,070,821	4,150,752	(10,056,782)	529,516	24,693,882	243,388,189	2,907,169	1,867,762	—
Indivior Pharmaceuticals, Inc.	228,598,202	16,989,462	(23,637,588)	1,561,984	77,910,404	301,422,464	7,346,392	—	—
Ingevity Corp.	153,841,557	9,989,681	(14,692,773)	1,204,585	6,128,831	156,471,881	2,095,512	—	—
Innospec, Inc.	108,623,749	8,090,692	(8,429,928)	(669,648)	13,210,218	120,825,083	1,484,520	1,382,623	—
Innovative Industrial Properties, Inc.	84,378,600	6,400,886	(3,491,465)	(589,161)	20,787,662	107,486,522	1,734,213	3,294,439	—
Innoviva, Inc.	99,352,994	6,739,337	(7,505,654)	831,867	(3,443,904)	95,974,640	4,226,096	—	—
Insight Enterprises, Inc.	124,737,239	11,776,674	(17,125,068)	879,825	101,414,151	221,682,821	1,820,056	—	—
Insperity, Inc.	58,155,901	4,989,118	(3,983,124)	424,090	30,694,335	90,280,320	2,185,435	1,300,696	—
Inspire Medical Systems, Inc.	80,519,526	4,863,567	(3,798,875)	(7,846,287)	(3,241,729)	70,496,202	1,580,278	—	—
Installed Building Products, Inc.	360,780,590	21,741,190	(21,260,510)	239,656	(50,004,750)	311,496,176	1,355,274	533,875	—
Insteel Industries, Inc.(a)	39,313,079	2,094,735	(36,108,283)	(5,150,089)	(149,442)	—	—	35,220	—
Integer Holdings Corp.	185,183,768	12,212,118	(17,597,269)	(1,531,821)	12,947,417	191,214,213	2,046,166	—	—
Integra LifeSciences Holdings Corp.	37,864,971	4,192,191	(4,422,962)	(1,287,590)	36,075,887	72,422,497	4,032,433	—	—
Interface, Inc., Class A	87,345,971	7,033,312	(7,547,970)	1,531,294	37,042,951	125,405,558	3,499,039	106,075	—
Iridium Communications, Inc.	174,865,276	17,059,713	(15,454,247)	3,553,527	169,409,942	349,434,211	6,370,724	951,582	—
Itron, Inc.	246,601,618	15,546,158	(21,580,938)	(2,725,773)	(6,649,000)	231,192,065	2,671,814	—	—
JBG SMITH Properties	52,292,711	1,397,461	(2,477,280)	(199,811)	350,902	51,363,983	3,501,294	627,236	—
JBT Marel Corp.	399,269,600	26,685,101	(24,902,233)	951,964	52,886,958	454,891,390	3,137,182	315,836	—
John B Sanfilippo & Son, Inc.	43,264,757	3,070,731	(2,830,943)	(65,093)	3,678,940	47,118,392	547,952	830,750	—
John Wiley & Sons, Inc., Class A	92,141,916	6,916,799	(9,930,324)	1,423,761	23,935,474	114,487,626	2,360,083	860,939	—
Kadant, Inc.	206,837,333	14,392,261	(13,280,034)	(1,972,109)	17,601,279	223,578,730	711,513	256,794	—
Kaiser Aluminum Corp.	116,170,917	10,827,882	(9,263,252)	1,948,210	71,181,283	190,865,040	975,643	751,130	—
Kemper Corp.	107,727,514	5,850,758	(5,298,976)	(433,280)	(12,363,482)	95,482,534	3,541,637	1,139,584	—
Kennametal, Inc.	165,343,851	11,136,280	(10,268,188)	623,324	(5,860,256)	160,975,011	4,592,725	929,661	—
Kennedy-Wilson Holdings, Inc.(a)	77,912,797	2,483,507	(80,978,574)	(26,253,102)	26,835,372	—	—	872,241	—
Knowles Corp.	130,940,676	12,402,956	(10,965,081)	2,465,217	79,023,794	213,867,562	5,155,920	—	—
Kodiak Gas Services, Inc.	291,191,877	79,928,793	(15,363,655)	3,542,048	83,826,993	443,126,056	5,898,124	2,769,102	—
Kohl’s Corp.	86,874,315	7,055,524	(6,705,633)	(457,146)	33,115,509	119,882,569	6,765,382	848,154	—
Kontoor Brands, Inc.	215,944,376	14,588,697	(15,273,016)	1,990,385	38,109,985	255,360,427	3,064,080	1,639,237	—
Koppers Holdings, Inc.	45,906,043	3,343,356	(4,560,940)	547,486	6,808,723	52,044,668	1,159,124	106,999	—
Korn Ferry	197,336,793	14,698,249	(15,447,811)	1,916,833	9,667,960	208,172,024	3,126,645	—	—
Krystal Biotech, Inc.	400,540,659	30,919,410	(22,805,827)	4,456,437	174,331,968	587,442,647	1,580,549	—	—
Kulicke & Soffa Industries, Inc.	206,565,912	21,313,472	(22,003,509)	5,577,466	210,317,220	421,770,561	3,153,189	662,063	—
Lakeland Financial Corp.	86,864,828	4,689,339	(5,544,627)	(264,701)	6,756,900	92,501,739	1,498,732	796,981	—
Lamb Weston Holdings, Inc.	352,599,775	23,990,917	(25,164,053)	435,509	7,365,960	359,228,108	8,319,317	3,217,590	—
Laureate Education, Inc., Class A	280,675,709	18,345,446	(32,491,986)	1,454,763	10,785,979	278,769,911	7,675,383	—	—

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
La-Z-Boy, Inc.	$ 79,573,915	$ 6,202,738	$ (7,016,610)	$ 646,702	$ 19,549,997	$ 98,956,742	2,466,519	$ 604,147	$ —
LCI Industries	178,729,294	10,742,773	(9,281,443)	(1,066,647)	(24,158,644)	154,965,333	1,463,594	1,686,110	—
Leggett & Platt, Inc.	80,315,666	6,219,564	(5,115,718)	(209,883)	15,080,249	96,289,878	8,222,876	409,581	—
LeMaitre Vascular, Inc.	136,831,822	8,466,683	(6,876,529)	1,087,954	(17,923,524)	121,586,406	1,267,053	317,712	—
LGI Homes, Inc.	48,177,029	4,268,419	(3,783,557)	(1,567,801)	31,370,814	78,464,904	1,232,175	—	—
Liberty Energy, Inc., Class A	280,376,381	18,240,884	(15,548,389)	1,520,822	(27,054,759)	257,534,939	9,833,331	882,849	—
Life360, Inc.	192,130,556	16,739,492	(8,762,369)	565,876	69,634,046	270,307,601	4,882,724	—	—
Ligand Pharmaceuticals, Inc.	236,056,776	18,975,677	(13,271,092)	3,678,240	136,246,976	381,686,577	1,207,525	—	—
Lindsay Corp.	74,713,567	4,845,965	(5,017,974)	(136,358)	3,164,414	77,569,614	626,572	234,752	—
LiveRamp Holdings, Inc.	100,508,997	8,680,989	(8,541,098)	562,104	41,983,876	143,194,868	3,804,327	—	—
LKQ Corp.	451,674,005	27,794,064	(27,377,414)	(2,748,770)	(45,131,255)	404,210,630	15,351,714	4,664,039	—
LTC Properties, Inc.	106,233,157	12,389,156	(4,084,585)	43,208	4,025,048	118,605,984	3,084,681	1,684,819	—
LXP Industrial Trust	164,690,735	12,446,212	(12,923,990)	278,128	26,919,932	191,411,017	3,552,543	2,486,392	—
Lyft, Inc., Class A	318,093,586	22,122,662	(37,096,205)	992,336	30,127,794	334,240,173	22,877,493	—	—
M/I Homes, Inc.	192,236,582	13,754,491	(18,364,901)	3,837,948	56,469,075	247,933,195	1,541,969	—	—
Macerich Co. (The)	290,796,950	48,437,079	(11,636,237)	2,938,174	99,002,403	429,538,369	17,051,940	2,828,988	—
Madison Square Garden Sports Corp., Class A	347,120,035	25,283,300	(24,608,764)	3,198,743	84,407,559	435,400,873	1,083,518	—	—
Magnolia Oil & Gas Corp., Class A	343,064,118	20,172,883	(12,228,247)	290,083	(66,233,552)	285,065,285	11,144,069	1,820,127	—
ManpowerGroup, Inc.	81,855,729	6,047,608	(5,241,544)	(56,728)	12,053,292	94,658,357	2,803,031	2,020,237	—
MARA Holdings, Inc.	185,365,995	18,743,558	(16,227,846)	(1,883,781)	133,099,530	319,097,456	22,973,179	—	—
MarineMax, Inc.	31,792,442	2,717,152	(3,011,562)	273,439	11,012,737	42,784,208	1,168,329	—	—
MarketAxess Holdings, Inc.	350,587,119	—	—	—	(109,417,691)	241,169,428	2,125,028	1,657,522	—
Masterbrand, Inc.(j)	98,043,128	7,385,021	(5,533,558)	(1,916,486)	28,813,371	126,791,476	12,321,815	—	—
Match Group, Inc.	435,572,275	32,844,732	(37,717,755)	945,895	102,956,554	534,601,701	14,049,979	2,843,639	—
Materion Corp.	180,832,317	19,136,377	(19,945,060)	4,977,659	187,726,813	372,728,106	1,253,331	182,293	—
Matson, Inc.	307,085,031	22,792,039	(32,562,431)	12,759,350	40,448,381	350,522,370	1,823,453	684,136	—
Matthews International Corp., Class A	48,226,286	3,472,613	(3,123,557)	(1,115,558)	3,164,837	50,624,621	1,880,558	485,116	—
MaxLinear, Inc.	84,824,472	27,278,593	(15,415,778)	5,840,405	546,557,906	649,085,598	5,069,793	—	—
MDU Resources Group, Inc.	254,388,743	17,450,508	(10,788,337)	1,467,786	4,597,431	267,116,131	12,593,877	1,731,931	—
Mercury Systems, Inc.	231,311,714	20,843,933	(21,035,304)	4,409,362	153,928,401	389,458,106	3,183,668	—	—
Merit Medical Systems, Inc.	245,499,296	16,061,076	(13,589,645)	(824,917)	2,105,210	249,251,020	3,594,621	—	—
Meritage Homes Corp.	248,150,068	18,947,446	(18,843,730)	3,721,646	85,021,745	336,997,175	4,019,048	1,930,897	—
Metallus, Inc.	35,119,872	2,924,471	(2,775,473)	219,455	4,839,294	40,327,619	2,157,711	—	—
MGE Energy, Inc.	169,625,890	12,516,956	(6,279,700)	57,063	9,560,052	185,480,261	2,274,715	1,052,091	—
Middlesex Water Co.	57,560,481	4,126,361	(3,270,350)	(1,054,449)	5,676,602	63,038,645	1,122,483	402,750	—
Millerknoll, Inc.	59,228,189	4,538,434	(4,259,074)	26,617	24,781,760	84,315,926	4,121,013	775,924	—
Millrose Properties, Inc., Class A	259,342,552	17,954,872	(16,746,682)	(731,608)	19,438,341	279,257,475	9,293,094	7,057,998	—
Minerals Technologies, Inc.	132,586,713	9,441,547	(9,737,909)	868,312	5,075,733	138,234,396	1,868,790	226,102	—
Mirion Technologies, Inc., Class A	273,236,564	17,695,905	(16,950,986)	(3,359,924)	(6,296,459)	264,325,100	14,742,058	—	—
Moelis & Co., Class A(c)	N/A	15,412,375	—	—	71,878,859	247,764,970	3,787,297	2,304,767	—
Mohawk Industries, Inc.	307,164,874	22,248,837	(26,297,234)	458,173	70,728,036	374,302,686	3,084,997	—	—
Molina Healthcare, Inc.	412,460,592	37,101,770	(29,997,907)	2,568,316	295,580,201	717,712,972	3,138,229	—	—
Monro, Inc.(a)	28,936,401	953,909	(28,974,073)	(62,704,567)	61,788,330	—	—	504,992	—
Mueller Water Products, Inc., Class A	258,251,039	16,860,140	(15,473,524)	(479,726)	(15,620,110)	243,537,819	9,428,487	667,653	—
MYR Group, Inc.	263,261,706	24,960,742	(24,646,027)	7,302,606	198,578,239	469,457,266	938,164	—	—

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
Napco Security Technologies, Inc.	$ 84,329,106	$ 5,640,097	$ (4,946,342)	$ (462,127)	$ (2,779,501)	$ 81,781,233	2,153,271	$ 323,568	$ —
National Bank Holdings Corp., Class A	88,951,901	24,201,236	(6,637,848)	441,024	12,676,571	119,632,884	2,692,615	873,466	—
National Health Investors, Inc.	—	226,748,106	(173,781)	90	(3,876,989)	222,697,426	2,920,239	2,649,647	—
National Vision Holdings, Inc.	123,355,303	6,252,870	(4,495,091)	(1,567,808)	(31,751,478)	91,793,796	4,828,711	—	—
NBT Bancorp, Inc.	133,764,559	7,703,202	(8,491,209)	971,706	20,376,092	154,324,350	3,125,873	1,173,246	—
NCR Atleos Corp.	193,436,541	13,811,141	(13,433,312)	1,823,720	(2,634,582)	193,003,508	4,446,061	—	—
NCR Voyix Corp.	52,605,800	4,158,388	(4,234,684)	(3,309,444)	18,637,681	67,857,741	8,305,721	—	—
Neogen Corp.	121,335,315	8,188,262	(7,574,296)	840,885	(4,848,171)	117,941,995	13,119,243	—	—
NeoGenomics, Inc.	57,610,735	5,315,842	(4,785,657)	(3,755,555)	60,116,649	114,502,014	7,847,979	—	—
NetScout Systems, Inc.	130,969,841	10,325,925	(11,806,704)	1,606,763	47,157,591	178,253,416	4,093,075	—	—
Newell Brands, Inc.	86,312,764	7,486,538	(5,579,203)	(2,369,446)	71,376,112	157,226,765	25,606,965	1,785,898	—
NexPoint Residential Trust, Inc.	32,722,325	2,570,765	(2,288,518)	(362,832)	4,248,063	36,889,803	1,321,268	697,335	—
Nicolet Bankshares, Inc.	—	174,406,540	(1,860,905)	183,347	21,796,947	194,525,929	1,176,165	—	—
NMI Holdings, Inc., Class A	171,962,007	11,897,969	(11,962,440)	1,439,276	14,781,673	188,118,485	4,578,206	—	—
Northern Oil & Gas, Inc.	183,128,668	9,048,463	(7,681,484)	(3,521,816)	(66,602,985)	114,370,846	6,301,424	2,849,952	—
Northwest Bancshares, Inc.	111,322,048	3,585,097	(2,891,974)	295,465	21,503,440	133,814,076	8,826,786	1,782,045	—
Northwest Natural Holding Co.	132,649,253	8,568,041	(6,234,971)	(314,266)	(10,244,980)	124,423,077	2,536,141	1,245,990	—
Oceaneering International, Inc.	212,576,286	14,965,833	(14,278,743)	2,389,377	27,888,371	243,541,124	6,010,393	—	—
OFG Bancorp	103,431,661	—	(703,887)	193,739	21,818,402	124,739,915	2,542,081	889,728	—
O-I Glass, Inc.	96,131,975	5,809,905	(4,798,884)	(1,646,557)	(6,519,813)	88,976,626	9,239,525	—	—
Omnicell, Inc.	89,925,353	6,982,159	(5,299,251)	(548,752)	22,748,389	113,807,898	2,741,038	—	—
OPENLANE, Inc.	186,038,098	15,426,337	(16,138,820)	3,381,192	74,564,734	263,271,541	6,383,888	—	—
Organon & Co.	93,491,177	12,194,524	(10,398,730)	791,577	118,180,849	214,259,397	15,824,180	317,209	—
OSI Systems, Inc.	246,995,191	14,705,266	(13,029,961)	710,539	(45,188,281)	204,192,754	933,666	—	—
Otter Tail Corp.	220,933,591	14,939,680	(13,645,958)	554,984	4,856,665	227,638,962	2,529,884	1,468,612	—
Outfront Media, Inc.(c)	N/A	26,389,666	(11,446,061)	2,481,918	126,590,221	302,361,401	9,229,591	2,642,714	—
Oxford Industries, Inc.(a)	32,314,049	2,086,972	(32,593,645)	(30,571,387)	28,764,011	—	—	594,728	—
Pacira BioSciences, Inc.	55,735,894	3,978,036	(6,025,890)	(4,817,623)	11,295,477	60,165,894	2,371,537	—	—
Palomar Holdings, Inc.	190,208,867	12,956,189	(11,811,676)	247,844	10,259,784	201,861,008	1,597,128	—	—
Papa John’s International, Inc.	63,771,277	4,600,789	(4,206,672)	(2,691,386)	11,441,711	72,915,719	1,983,022	914,774	—
Park National Corp.	157,841,213	9,529,948	(8,992,546)	1,194,905	17,742,692	177,316,212	968,994	1,077,875	—
Pathward Financial, Inc.	117,106,255	541,539	(3,999,839)	2,352,196	(5,455,890)	110,544,261	1,269,748	64,760	—
Patrick Industries, Inc.	222,013,824	12,735,595	(13,756,269)	(24,632)	(43,009,295)	177,959,223	1,982,170	950,460	—
Patterson-UTI Energy, Inc.	224,705,107	15,428,501	(14,711,305)	1,907,379	(36,228,695)	191,100,987	20,817,101	2,095,319	—
Paycom Software, Inc.	356,823,695	24,234,731	(78,745,997)	166,478	11,775,387	314,254,294	2,500,432	1,113,632	—
PDF Solutions, Inc.(c)	N/A	19,554,649	(3,222,897)	1,546,970	98,782,375	160,758,993	2,270,928	—	—
Peabody Energy Corp.	240,693,259	13,966,935	(12,513,385)	(2,586,387)	(69,859,229)	169,701,193	7,340,017	554,122	—
Pebblebrook Hotel Trust	86,118,287	5,901,180	(6,199,009)	581,144	45,971,686	132,373,288	6,819,850	68,199	—
Pediatrix Medical Group, Inc.	108,105,146	7,912,568	(13,185,037)	2,269,317	17,317,643	122,419,637	4,832,990	—	—
Peloton Interactive, Inc., Class A	—	149,330,502	(3,992,932)	(40,050)	3,283,562	148,581,082	25,140,623	—	—
Penguin Solutions, Inc.	50,512,229	9,111,072	(17,444,625)	6,722,452	162,632,498	211,533,626	2,782,971	—	—
Penn Entertainment, Inc.	114,937,702	8,038,034	(8,427,302)	382,090	48,317,228	163,247,752	7,642,685	—	—
PennyMac Mortgage Investment Trust	60,883,413	3,916,773	(3,438,581)	(1,315,950)	(760,772)	59,284,883	5,255,752	2,096,367	—

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
People, Inc.(k)	$ 156,714,808	$ 11,024,100	$ (17,592,766)	$ (327,032)	$ 23,811,499	$ 173,630,609	3,761,495	$ —	$ —
Perdoceo Education Corp.	130,865,151	—	—	—	(18,323,231)	112,541,920	3,516,935	527,540	—
Perrigo Co. PLC	88,715,622	5,976,883	(4,985,863)	(617,568)	(2,441,077)	86,647,997	8,339,557	2,420,158	—
Phibro Animal Health Corp., Class A	68,451,601	3,423,455	(1,881,527)	(83,938)	(30,036,270)	39,873,321	1,269,851	149,797	—
Phillips Edison & Co., Inc.	282,791,883	20,130,072	(18,759,955)	795,357	31,024,139	315,981,496	7,592,059	2,475,379	—
Phinia, Inc.	155,833,500	11,589,227	(15,498,874)	4,277,359	27,560,904	183,762,116	2,230,935	688,195	—
Photronics, Inc.	143,333,139	9,126,569	(8,697,801)	964,952	(29,116,963)	115,609,896	3,553,947	—	—
Piper Sandler Cos.	310,943,957	21,780,891	(20,986,549)	3,734,242	(21,096,702)	294,375,839	4,069,337	819,962	—
PJT Partners, Inc., Class A	203,973,316	22,324,066	(7,920,563)	1,396,430	14,487,442	234,260,691	1,552,012	367,743	—
Plexus Corp.	325,937,900	28,109,635	(28,717,322)	7,659,482	151,711,392	484,701,087	1,612,070	—	—
Pool Corp.	—	388,675,796	(4,215,276)	66,487	30,719,535	415,246,542	1,932,278	—	—
Power Integrations, Inc.	170,670,746	16,077,214	(15,639,251)	2,936,465	107,178,021	281,223,195	3,357,488	723,580	—
PRA Group, Inc.(a)	40,969,863	2,481,667	(37,200,666)	(41,565,920)	35,315,056	—	—	—	—
Prestige Consumer Healthcare, Inc.	168,445,518	9,644,233	(8,620,232)	(918,145)	(33,595,902)	134,955,472	2,854,992	—	—
Primoris Services Corp.	464,356,760	26,541,781	(21,690,887)	(4,974,069)	(140,196,924)	324,036,661	3,269,135	261,492	—
Privia Health Group, Inc.	142,834,357	11,062,976	(6,469,535)	(225,789)	36,461,922	183,663,931	7,138,124	—	—
ProAssurance Corp.(a)	76,651,801	4,175,331	(81,685,009)	(51,385,550)	52,243,427	—	—	—	—
PROG Holdings, Inc.	68,084,956	5,870,221	(4,476,131)	407,448	42,668,126	112,554,620	2,414,817	335,790	—
Progress Software Corp.	64,834,889	5,399,158	(5,146,244)	(1,545,458)	21,612,875	85,155,220	2,535,891	—	—
Progyny, Inc.	81,720,376	7,369,906	(18,952,276)	4,115,145	52,328,597	126,581,748	4,390,626	—	—
Protagonist Therapeutics, Inc.	372,115,227	27,584,090	(15,488,372)	4,532,624	57,735,204	446,478,773	3,642,346	—	—
Proto Labs, Inc.	81,039,390	6,882,630	(6,275,448)	188,519	35,055,384	116,890,475	1,434,063	—	—
Provident Financial Services, Inc.	158,870,253	3,788,188	—	—	18,846,146	181,504,587	7,677,859	1,801,931	—
PTC Therapeutics, Inc.	328,621,512	27,454,959	(14,764,461)	345,937	66,017,330	407,675,277	4,997,858	—	—
Q2 Holdings, Inc.	177,120,810	11,654,541	(10,034,660)	(4,203,136)	6,914,741	181,452,296	3,772,397	—	—
Qorvo, Inc.	392,301,358	30,031,931	(55,338,347)	9,682,060	73,416,597	450,093,599	4,825,706	—	—
Quanex Building Products Corp.	49,535,814	3,423,775	(3,599,637)	(1,660,486)	3,344,266	51,043,732	2,741,339	221,281	—
QuidelOrtho Corp.	66,976,238	3,927,217	(3,473,093)	(3,295,007)	7,850,314	71,985,669	4,109,944	—	—
QuinStreet, Inc.	41,074,416	3,100,059	(2,568,520)	(390,097)	9,505,841	50,721,699	3,462,232	—	—
Ralliant Corp.	281,845,365	26,463,991	(30,741,767)	3,511,020	215,318,284	496,396,893	6,741,775	341,107	—
Redwood Trust, Inc.	41,896,636	2,850,138	(2,346,097)	(1,952,032)	(4,676,500)	35,772,145	7,546,866	1,358,956	—
Renasant Corp.	205,472,538	736,350	(6,473,734)	527,570	35,865,500	236,128,224	5,550,734	1,369,329	—
Resideo Technologies, Inc.	278,933,294	18,673,631	(13,861,215)	1,829,051	(24,506,309)	261,068,452	8,394,484	—	—
REX American Resources Corp.	77,460,934	5,132,745	(4,861,290)	1,146,032	(1,794,639)	77,083,782	1,707,282	—	—
RingCentral, Inc., Class A	169,358,537	11,908,225	(14,856,033)	493,052	7,113,931	174,017,712	4,464,282	344,133	—
Rithm Capital Corp.	316,579,926	20,968,927	(18,251,160)	(132,331)	(3,280,400)	315,884,962	33,640,571	8,369,356	—
Robert Half, Inc.	151,598,655	11,702,159	(9,040,289)	(4,327,817)	36,060,510	185,993,218	6,058,411	3,557,384	—
Rogers Corp.	107,777,351	9,689,590	(10,842,357)	1,158,175	56,007,330	163,790,089	1,000,367	—	—
Rush Enterprises, Inc., Class A	240,829,012	17,096,119	(14,707,641)	1,173,295	23,862,590	268,253,375	3,675,459	702,731	—
Rush Street Interactive, Inc., Class A	—	154,340,614	—	—	3,406,532	157,747,146	5,304,208	—	—
RXO, Inc.	144,152,074	14,998,120	(13,797,462)	1,608,619	127,213,970	274,175,321	9,937,489	—	—
Ryman Hospitality Properties, Inc.	349,259,481	28,424,003	(27,535,814)	1,902,273	136,580,948	488,630,891	3,801,096	4,560,667	—
S&T Bancorp, Inc.	94,411,272	360,369	(4,740,102)	1,859,173	14,330,187	106,220,899	2,164,240	838,144	—

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
Sabre Corp.	$ 34,357,676	$ 3,133,148	$ (2,861,115)	$ (3,534,093)	$ 18,700,463	$ 49,796,079	23,825,875	$ —	$ —
Safety Insurance Group, Inc.	64,925,124	4,413,902	(4,975,408)	(569,767)	2,453,207	66,247,058	884,946	831,186	—
Sally Beauty Holdings, Inc.	80,644,132	5,641,952	(6,589,952)	247,456	1,365,909	81,309,497	5,750,318	—	—
Sanmina Corp.(a)	425,314,485	40,084,526	(835,800,086)	650,304,871	(279,903,796)	—	—	—	—
Sarepta Therapeutics, Inc.	136,900,712	7,708,985	(6,386,681)	(587,059)	(23,290,116)	114,345,841	6,363,152	—	—
ScanSource, Inc.	43,044,649	3,747,782	(6,828,892)	1,336,947	17,404,684	58,705,170	1,126,995	—	—
Scholastic Corp.(h)	53,653,597	3,499,166	(19,573,374)	2,115,105	(2,694,568)	N/A	N/A	246,615	—
Schrodinger, Inc.	38,251,540	3,352,958	(2,513,421)	(2,744,908)	19,513,515	55,859,684	3,437,519	—	—
Seacoast Banking Corp. of Florida	176,198,081	5,591,049	(6,411,729)	464,138	16,619,137	192,460,676	5,788,291	1,111,929	—
Sealed Air Corp.(a)	372,053,648	1,390,647	(374,330,180)	55,822,531	(54,936,646)	—	—	—	—
Select Medical Holdings Corp.(h)	107,777,947	7,393,372	(6,812,198)	996,016	(26,820,410)	N/A	N/A	417,830	—
Semtech Corp.(a)	427,503,018	41,929,503	(926,377,391)	653,868,808	(196,923,938)	—	—	—	—
Sensient Technologies Corp.	220,580,963	18,342,201	(17,568,766)	2,531,813	92,351,160	316,237,371	2,564,988	1,062,270	—
ServisFirst Bancshares, Inc.	219,852,576	16,114,056	(15,153,070)	2,293,528	39,770,394	262,877,484	3,030,288	1,147,109	—
Shake Shack, Inc., Class A	213,916,567	11,698,286	(9,436,577)	(3,209,190)	(76,735,785)	136,233,301	2,431,869	—	—
Shenandoah Telecommunications Co.(c)	N/A	3,022,274	(2,456,676)	(1,727,756)	(40,026,487)	41,733,387	2,767,466	—	—
Signet Jewelers Ltd.	207,379,088	14,403,590	(17,393,684)	2,893,484	846,646	208,129,124	2,414,491	865,065	—
Simmons First National Corp., Class A	169,835,805	5,987,714	(6,368,592)	(546,370)	28,545,106	197,453,663	8,717,601	1,880,787	—
Simply Good Foods Co. (The)	73,348,260	4,384,881	(5,537,663)	(6,957,134)	1,394,654	66,632,998	5,017,545	—	—
Six Flags Entertainment Corp.	108,143,047	8,931,927	(7,614,331)	(5,243,497)	26,983,655	131,200,801	6,159,662	—	—
SkyWest, Inc.	221,216,450	14,747,656	(16,446,355)	1,843,840	16,021,117	237,382,708	2,389,839	—	—
SL Green Realty Corp.	157,875,613	13,334,833	(13,210,378)	(1,058,470)	64,935,614	221,877,212	4,285,826	2,646,092	—
SM Energy Co.	424,019,470	25,635,142	(22,054,812)	2,905,918	(72,324,769)	358,180,949	13,723,408	3,011,600	—
SolarEdge Technologies, Inc.	183,346,381	12,747,364	(9,363,063)	(1,610,727)	29,059,665	214,179,620	3,664,949	—	—
Sonos, Inc.	97,236,484	6,930,314	(8,118,292)	(5,882,864)	6,979,907	97,145,549	7,180,011	—	—
Southside Bancshares, Inc.	52,383,323	3,979,804	(3,961,610)	115,362	6,798,400	59,315,279	1,685,572	613,259	—
Sphere Entertainment Co., Class A	187,772,143	15,590,860	(12,902,101)	1,296,820	88,706,432	280,464,154	1,620,899	—	—
Sprinklr, Inc., Class A	44,542,368	2,773,175	(5,816,664)	(8,162,035)	1,771,631	35,108,475	6,803,968	—	—
SPS Commerce, Inc.	126,059,426	8,401,051	(10,982,609)	(12,090,872)	15,111,176	126,498,172	2,212,667	—	—
STAAR Surgical Co.	55,815,461	5,563,924	(5,345,576)	(799,516)	30,858,028	86,092,321	3,000,778	—	—
Standard Motor Products, Inc.	43,565,871	3,378,113	(2,594,973)	(176,763)	5,503,396	49,675,644	1,274,715	421,159	—
Standex International Corp.	185,504,948	14,851,409	(14,544,575)	2,917,000	72,370,676	261,099,458	730,001	252,559	—
Stellar Bancorp, Inc.(h)	100,406,000	6,622,537	(5,892,494)	591,129	(26,878,858)	N/A	N/A	414,306	—
Stepan Co.	64,446,461	4,667,142	(4,091,455)	(1,610,006)	9,051,607	72,463,749	1,300,498	514,393	—
StepStone Group, Inc., Class A	210,664,187	—	—	—	(28,076,786)	182,587,401	4,414,589	3,664,109	—
Steven Madden Ltd.	148,007,274	12,244,288	(10,771,939)	1,196,775	34,739,875	185,416,273	4,404,187	922,600	—
Stewart Information Services Corp.	111,742,575	7,860,019	(6,603,892)	835,070	7,236,543	121,070,315	1,833,843	958,071	—

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
StoneX Group, Inc.	$ 339,333,988	$ 30,694,175	$ (24,514,244)	$ 8,567,097	$ 152,731,871	$ 506,812,887	4,276,902	$ —	$ —
Strategic Education, Inc.	115,775,077	7,105,100	(10,608,488)	(1,132,795)	(7,843,794)	103,295,100	1,348,148	849,834	—
Stride, Inc.	222,563,916	14,880,903	(14,633,378)	1,685,518	(6,758,811)	217,738,148	2,524,793	—	—
Sunrun, Inc.	188,976,201	13,966,866	(8,682,419)	(367,681)	(1,552,952)	192,340,015	14,375,188	—	—
Sunstone Hotel Investors, Inc.	102,728,245	8,385,068	(10,761,971)	585,393	27,617,991	128,554,726	11,227,487	1,010,304	—
Supernus Pharmaceuticals, Inc.	178,008,575	10,595,787	(8,154,317)	996,141	(18,766,810)	162,679,376	3,497,729	—	—
Sylvamo Corp.	83,905,198	5,451,757	(4,277,109)	(183,891)	(8,852,296)	76,043,659	2,011,737	896,413	—
Tandem Diabetes Care, Inc.	78,034,840	5,098,856	(3,761,676)	(3,534,419)	(13,511,389)	62,326,212	4,130,299	—	—
Tanger, Inc.	234,964,496	15,084,904	(15,230,998)	2,018,841	35,920,389	272,757,632	6,910,505	2,191,728	—
Teleflex, Inc.	317,555,220	22,147,159	(20,673,397)	(255,739)	19,349,677	338,122,920	2,667,426	913,153	—
Telephone & Data Systems, Inc.	248,552,548	16,195,674	(18,778,690)	1,557,475	(31,794,866)	215,732,141	5,829,023	236,735	—
Tennant Co.	72,226,866	6,052,210	(11,839,967)	1,554,450	21,904,594	89,898,153	1,026,938	340,738	—
Teradata Corp.	143,455,288	11,610,641	(9,716,109)	876,297	50,260,312	196,486,429	5,670,604	—	—
Terreno Realty Corp.	384,425,999	26,925,023	(17,295,709)	684,027	20,125,917	414,865,257	6,405,207	3,343,543	—
TG Therapeutics, Inc.	271,322,855	23,535,751	(37,578,941)	11,167,084	167,849,976	436,296,725	7,941,331	—	—
Tidewater, Inc.	231,599,514	6,744,571	(5,368,940)	(473,361)	(47,122,799)	185,378,985	2,782,215	—	—
Tompkins Financial Corp.	59,723,350	4,537,504	(4,104,147)	266,480	11,681,584	72,104,771	762,852	516,382	—
TransMedics Group, Inc.	204,069,444	11,658,121	(8,311,557)	(4,720,263)	(64,350,656)	138,345,089	2,082,883	—	—
Tri Pointe Homes, Inc.(a)	237,139,609	5,680,294	(244,204,580)	130,131,589	(128,746,912)	—	—	—	—
Trinity Industries, Inc.	154,955,485	10,884,930	(11,726,441)	901,113	10,667,583	165,682,670	4,791,286	1,505,377	—
TripAdvisor, Inc.	73,226,258	5,638,575	(3,879,618)	(129,243)	21,294,877	96,150,849	7,013,191	—	—
Triumph Financial, Inc.	80,940,066	6,389,716	(6,090,347)	735,039	21,958,678	103,933,152	1,361,986	—	—
TrustCo Bank Corp.	47,093,095	757,403	(1,929,589)	738,032	11,268,913	57,927,854	1,054,960	414,921	—
Trustmark Corp.	149,995,982	8,315,188	(9,889,193)	610,097	13,094,559	162,126,633	3,523,726	894,222	—
Two Harbors Investment Corp.	71,824,777	5,087,176	(4,712,375)	(3,549,224)	9,919,912	78,570,266	6,331,206	2,144,983	—
U.S. Physical Therapy, Inc.	68,391,705	4,324,762	(3,764,968)	(1,385,425)	(4,569,001)	62,997,073	917,255	426,440	—
UFP Technologies, Inc.	89,632,734	6,782,329	(6,363,881)	199,751	33,381,042	123,631,975	466,307	—	—
Ultra Clean Holdings, Inc.	169,502,618	17,973,416	(23,158,580)	8,767,901	212,061,214	385,146,569	2,701,077	—	—
Under Armour, Inc., Class A	66,970,022	4,645,764	(4,319,356)	217,047	5,212,161	72,725,638	11,381,164	—	—
UniFirst Corp.	219,455,416	14,777,575	(13,824,565)	1,617,778	9,567,236	231,593,440	875,722	320,906	—
United Community Banks, Inc.	226,588,594	—	—	—	25,904,063	252,492,657	7,195,573	1,798,893	—
United Fire Group, Inc.	48,796,013	4,129,385	(3,716,450)	541,343	19,985,784	69,736,075	1,329,826	266,410	—
United Natural Foods, Inc.	164,882,921	11,652,848	(11,960,406)	2,314,572	311,315	167,201,250	3,661,074	—	—
Unitil Corp.	56,376,363	3,864,848	(3,539,753)	(180,938)	612,090	57,132,610	1,084,316	520,929	—
Universal Corp.	78,830,768	5,365,867	(4,988,551)	(206,173)	(635,632)	78,366,279	1,502,133	1,237,726	—
Universal Health Realty Income Trust(a)	30,997,066	1,956,527	(30,885,426)	(13,527,391)	11,459,224	—	—	—	—
Universal Technical Institute, Inc.	—	127,665,003	(5,726,101)	19,291	8,619,216	130,577,409	3,053,014	—	—
Upbound Group, Inc.	56,446,953	4,102,900	(3,412,736)	(1,231,471)	11,193,692	67,099,338	3,162,080	2,452,829	—
Upwork, Inc.	85,959,192	4,870,862	(7,679,760)	(8,407,526)	(12,506,740)	62,236,028	7,444,501	—	—
Urban Edge Properties	151,141,347	10,743,273	(10,077,507)	617,767	21,332,933	173,757,813	7,594,310	1,598,170	—
Veeco Instruments, Inc.	122,589,114	14,896,216	(12,197,635)	3,348,412	150,129,611	278,765,718	3,677,648	—	—
Veracyte, Inc.	152,917,233	14,215,006	(12,345,048)	2,037,955	125,546,286	282,371,432	4,807,959	—	—
Vericel Corp.	97,677,481	7,431,570	(6,070,447)	(1,328,717)	39,217,297	136,927,184	3,077,707	—	—
Veris Residential, Inc.(a)	92,005,742	2,356,302	(95,001,970)	24,155,705	(23,515,779)	—	—	—	—

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
Verra Mobility Corp., Class A	$ 136,929,752	$ 5,655,243	$ (6,237,577)	$ (13,341,862)	$ (84,094,443)	$ 38,911,113	9,155,556	$ —	$ —
Versant Media Group, Inc.	323,323,388	22,422,263	(31,125,581)	(537,366)	(7,883,156)	306,199,548	8,503,181	3,275,156	—
Versigent PLC	—	130,039,497	(11,530,434)	1,213,569	59,755,641	179,478,273	4,272,275	—	—
Vestis Corp.	52,897,973	5,383,738	(5,276,088)	(777,623)	46,039,991	98,267,991	6,767,768	—	—
Viasat, Inc.	373,766,060	33,165,883	(34,349,756)	6,929,859	355,243,053	734,755,099	8,181,217	—	—
Viavi Solutions, Inc.(a)	462,673,336	37,113,452	(693,823,329)	481,828,500	(287,791,959)	—	—	—	—
Victoria’s Secret & Co.	223,535,310	21,241,474	(25,722,010)	8,211,446	172,233,581	399,499,801	4,785,575	—	—
Virtu Financial, Inc., Class A	210,819,493	17,271,979	(9,971,003)	2,828,943	72,427,179	293,376,591	4,924,905	1,161,088	—
Virtus Investment Partners, Inc.	51,186,007	3,717,275	(4,083,995)	(925,370)	4,428,008	54,321,925	378,550	929,909	—
Vishay Intertechnology, Inc.	133,482,492	22,368,576	(22,959,243)	5,340,116	263,601,678	401,833,619	7,471,804	762,137	—
VSE Corp.	319,019,376	22,476,673	(31,985,871)	2,552,671	74,218,000	386,280,849	1,690,507	174,405	—
WaFd, Inc.	143,866,448	—	(4,960,928)	256,459	31,301,581	170,463,560	4,442,626	1,212,147	—
Walker & Dunlop, Inc.	90,752,129	6,875,247	(5,754,761)	(2,471,094)	23,781,586	113,183,107	2,069,161	1,404,377	—
Warby Parker, Inc., Class A	—	159,432,200	(1,975,410)	93,526	26,508,599	184,058,915	6,066,543	—	—
WD-40 Co.	165,182,019	11,723,599	(11,604,683)	975,003	31,264,450	197,540,388	810,788	833,460	—
Wendy’s Co. (The)(c)	N/A	4,554,707	(4,379,368)	(648,791)	(8,022,005)	78,993,578	9,528,779	1,340,859	—
Werner Enterprises, Inc.	105,708,039	9,315,509	(8,915,908)	806,059	50,645,175	157,558,874	3,612,907	504,312	—
Westamerica BanCorp	77,057,674	2,938,732	(6,718,867)	22,691	9,597,488	82,897,718	1,412,949	715,808	—
Western Union Co. (The)(c)	N/A	65,993,736	(16,921,614)	(499,962)	(11,612,356)	129,724,603	16,847,351	3,959,127	—
Whitestone REIT	43,510,022	3,536,342	(2,954,168)	503,367	7,086,325	51,681,888	2,725,838	396,391	—
WillScot Holdings Corp., Class A	189,704,941	18,852,988	(21,145,525)	1,646,515	125,681,950	314,740,869	10,905,782	770,739	—
Winmark Corp.(c)	N/A	4,831,831	(4,124,430)	(321,198)	(4,886,235)	75,722,012	178,978	183,904	—
Winnebago Industries, Inc.	52,478,094	3,551,718	(3,165,861)	(1,868,853)	2,224,991	53,220,089	1,703,588	1,197,226	—
Wolverine World Wide, Inc.	80,293,388	5,991,518	(5,544,324)	(2,021,842)	2,965,941	81,684,681	4,941,602	491,994	—
World Kinect Corp.	76,926,384	6,550,141	(14,356,614)	(549,841)	33,367,437	101,937,507	3,094,642	711,768	—
WSFS Financial Corp.	210,100,940	2,473,654	(8,449,586)	2,703,439	33,395,535	240,223,982	3,130,770	646,938	—
Xencor, Inc.	51,676,063	3,759,263	(1,606,678)	(1,027,849)	18,895,818	71,696,617	4,453,206	—	—
Xenia Hotels & Resorts, Inc.	84,394,757	6,856,292	(9,821,733)	(117,459)	31,884,572	113,196,429	5,559,746	778,231	—
XPEL, Inc.	66,897,839	4,703,291	(4,708,714)	(821,651)	8,906,083	74,976,848	1,511,630	—	—
Yelp, Inc.	86,753,878	5,672,072	(13,613,624)	(2,910,055)	1,302,725	77,204,996	3,148,654	—	—
Ziff Davis, Inc.	99,518,210	7,130,104	(14,164,991)	(678,376)	24,460,433	116,265,380	2,220,076	—	—

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
ZoomInfo Technologies, Inc., Class A	$ 96,449,160	$ 4,278,599	$ (4,984,076)	$ (3,931,100)	$ (46,012,669)	$ 45,799,914	15,631,370	$ —	$ —
Zurn Elkay Water Solutions Corp.	399,921,010	28,600,506	(27,250,979)	2,048,453	48,757,104	452,076,094	8,946,687	991,683	—
				$ 1,990,655,226	$ 13,635,744,749	$ 101,655,269,751		$ 351,093,731	$ —

(a)	As of period end, the entity is no longer held.
(b)	Formerly the Sun Country Airlines Holdings, Inc.
(c)	As of the beginning of the period, the entity was not considered an affiliate.
(d)	Represents net amount purchased (sold).
(e)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(f)	Formerly the Clearway Energy, Inc., Class A
(g)	Formerly the Dime Community Bancshares, Inc.
(h)	As of period end, the entity was not considered an affiliate.
(i)	Formerly the ASGN, Inc.
(j)	Formerly the American Woodmark Corp.
(k)	Formerly the IAC, Inc.

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Core S&P Small-Cap ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	2,936	09/18/26	$ 447,094	$ 11,311,639
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Adeia, Inc.	BNP Paribas SA	USD	6,290,800	09/07/27	0.40%	1D OBFR01	Monthly	$ 201,119
Alignment Healthcare, Inc.	Merrill Lynch International		107,125,227	02/15/28	0.40%	1D OBFR01	Monthly	21,301,723
Arbor Realty Trust, Inc.	Goldman Sachs Bank USA		5,558,786	08/19/26	(0.75)%	1D FEDL01	Monthly	278,158
Axos Financial, Inc.	BNP Paribas SA		270,073	09/07/27	0.40%	1D OBFR01	Monthly	24,045
Banc of California, Inc.	BNP Paribas SA		710,529	09/07/27	0.40%	1D OBFR01	Monthly	15,349
Bank of Hawaii Corp.	Merrill Lynch International		1,776,081	02/15/28	0.40%	1D OBFR01	Monthly	51,169
BankUnited, Inc.	Merrill Lynch International		166,836	02/15/28	0.40%	1D OBFR01	Monthly	1,431
Bread Financial Holdings, Inc.	HSBC Bank PLC		75,479,108	02/09/28	0.40%	1D OBFR01	Monthly	13,224,111
Bread Financial Holdings, Inc.	JPMorgan Chase Bank N.A.		3,490,507	02/09/27	0.40%	1D OBFR01	Monthly	646,404
Cathay General Bancorp	BNP Paribas SA		82,795	09/07/27	0.40%	1D OBFR01	Monthly	2,317
Central Pacific Financial Corp.	BNP Paribas SA		572,976	09/07/27	0.40%	1D OBFR01	Monthly	33,869
Community Financial System, Inc.	BNP Paribas SA		76,171	09/07/27	0.40%	1D OBFR01	Monthly	4,842
Conagra Brands, Inc.	BNP Paribas SA		9,896,494	09/07/27	-	1D OBFR01	Monthly	(373,234)
CVB Financial Corp.	BNP Paribas SA		13,237	09/07/27	0.40%	1D OBFR01	Monthly	811
Douglas Emmett, Inc.	Goldman Sachs Bank USA		134,506	08/19/26	0.40%	1D FEDL01	Monthly	(4,623)
Douglas Emmett, Inc.	HSBC Bank PLC		22,482,624	02/09/28	0.40%	1D OBFR01	Monthly	(824,408)
Douglas Emmett, Inc.	JPMorgan Chase Bank N.A.		1,225,559	02/09/27	0.40%	1D OBFR01	Monthly	(45,983)
Eastern Bankshares, Inc.	Goldman Sachs Bank USA		85,537,152	08/18/26	0.40%	1D FEDL01	Monthly	6,773,905
Eastern Bankshares, Inc.	JPMorgan Chase Bank N.A.		77,073,673	02/09/27	0.40%	1D OBFR01	Monthly	6,103,660
Eastern Bankshares, Inc.	Merrill Lynch International		182,825	02/15/28	0.40%	1D OBFR01	Monthly	14,488
Employers Holdings, Inc.	JPMorgan Chase Bank N.A.		184,867	02/09/27	0.40%	1D OBFR01	Monthly	19,829
Extreme Networks, Inc.	BNP Paribas SA		16,188,601	09/07/27	0.40%	1D OBFR01	Monthly	366,420
Extreme Networks, Inc.	Goldman Sachs Bank USA		31,637,190	08/19/26	0.40%	1D FEDL01	Monthly	699,275
Extreme Networks, Inc.	JPMorgan Chase Bank N.A.		2,621,972	02/09/27	0.40%	1D OBFR01	Monthly	248,276
F&G Annuities & Life, Inc.	Merrill Lynch International		63,884,129	02/15/28	0.40%	1D OBFR01	Monthly	(4,564,658)
First BanCorp/Puerto Rico	BNP Paribas SA		74,274	09/07/27	0.40%	1D OBFR01	Monthly	2,085
Genworth Financial, Inc.	Merrill Lynch International		1,505,288	02/15/28	0.40%	1D OBFR01	Monthly	84,478
Global Net Lease, Inc.	HSBC Bank PLC		17,655,627	02/09/28	0.40%	1D OBFR01	Monthly	(982,992)
Hanmi Financial Corp.	Goldman Sachs Bank USA		68,008	08/18/26	0.40%	1D FEDL01	Monthly	2,462
InvenTrust Properties Corp.	Goldman Sachs Bank USA		56,563,957	08/18/26	0.40%	1D FEDL01	Monthly	1,749,401
Jackson Financial, Inc., Class A	Goldman Sachs Bank USA		98,584,232	08/19/26	0.40%	1D FEDL01	Monthly	(6,527,328)
Jackson Financial, Inc., Class A	HSBC Bank PLC		163,095,191	02/09/28	0.40%	1D OBFR01	Monthly	(7,669,014)
Jackson Financial, Inc., Class A	JPMorgan Chase Bank N.A.		3,911,000	02/09/27	0.40%	1D OBFR01	Monthly	(178,270)
Lazard, Inc.	BNP Paribas SA		43,761,284	09/07/27	0.40%	1D OBFR01	Monthly	(2,338,781)
Lazard, Inc.	Goldman Sachs Bank USA		88,063,789	08/18/26	0.40%	1D FEDL01	Monthly	(4,706,488)
Lazard, Inc.	JPMorgan Chase Bank N.A.		79,187,346	02/09/27	0.40%	1D OBFR01	Monthly	(4,232,094)
Lazard, Inc.	Merrill Lynch International		24,812,480	02/15/28	0.40%	1D OBFR01	Monthly	(1,326,080)
Lincoln National Corp.	HSBC Bank PLC		55,131,837	02/09/28	0.40%	1D OBFR01	Monthly	(251,457)
Lincoln National Corp.	JPMorgan Chase Bank N.A.		4,830,521	02/09/27	0.40%	1D OBFR01	Monthly	41,345
Lumen Technologies, Inc.	HSBC Bank PLC		80,702,180	02/09/28	0.40%	1D OBFR01	Monthly	(11,276,355)
Lumen Technologies, Inc.	JPMorgan Chase Bank N.A.		8,290,561	02/09/27	0.40%	1D OBFR01	Monthly	(1,223,801)
MarketAxess Holdings, Inc.	BNP Paribas SA		1,605,659	09/07/27	0.40%	1D OBFR01	Monthly	(145,723)
Moelis & Co., Class A	Goldman Sachs Bank USA		43,066,374	08/19/26	0.40%	1D FEDL01	Monthly	(2,324,957)
Moelis & Co., Class A	JPMorgan Chase Bank N.A.		4,147,419	02/09/27	0.40%	1D OBFR01	Monthly	(198,014)
NETSTREIT Corp.	Goldman Sachs Bank USA		65,076,112	08/18/26	0.40%	1D FEDL01	Monthly	(239,341)
Northwest Bancshares, Inc.	Goldman Sachs Bank USA		130,277	08/18/26	0.40%	1D FEDL01	Monthly	4,738
OneSpaWorld Holdings Ltd.	JPMorgan Chase Bank N.A.		24,780,484	02/09/27	0.40%	1D OBFR01	Monthly	4,041,627
OneSpaWorld Holdings Ltd.	Merrill Lynch International		73,570,007	02/15/28	0.40%	1D OBFR01	Monthly	5,763,270
Par Pacific Holdings, Inc.	Goldman Sachs Bank USA		35,456,604	08/19/26	0.40%	1D FEDL01	Monthly	1,797,956

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Core S&P Small-Cap ETF
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Pathward Financial, Inc.	BNP Paribas SA	USD	33,573	09/07/27	0.40%	1D OBFR01	Monthly	$ 1,512
Perdoceo Education Corp.	BNP Paribas SA		923,929	09/07/27	0.40%	1D OBFR01	Monthly	(4,825)
Pitney Bowes, Inc.	Goldman Sachs Bank USA		24,849,563	08/19/26	0.40%	1D FEDL01	Monthly	349,593
Pitney Bowes, Inc.	JPMorgan Chase Bank N.A.		2,201,997	02/09/27	0.40%	1D OBFR01	Monthly	75,393
Preferred Bank	HSBC Bank PLC		10,455,602	02/09/28	0.40%	1D OBFR01	Monthly	851,100
Preferred Bank	JPMorgan Chase Bank N.A.		2,761,946	02/09/27	0.40%	1D OBFR01	Monthly	233,098
Provident Financial Services, Inc.	HSBC Bank PLC		1,295,174	02/09/28	0.40%	1D OBFR01	Monthly	26,964
Provident Financial Services, Inc.	JPMorgan Chase Bank N.A.		2,388,591	02/09/27	0.40%	1D OBFR01	Monthly	103,302
Radian Group, Inc.	Goldman Sachs Bank USA		2,516,205	08/18/26	0.40%	1D FEDL01	Monthly	173,659
Radian Group, Inc.	JPMorgan Chase Bank N.A.		43,944,672	02/09/27	0.40%	1D OBFR01	Monthly	5,381,782
RadNet, Inc.	Goldman Sachs Bank USA		24,431,904	08/19/26	0.40%	1D FEDL01	Monthly	2,035,997
RadNet, Inc.	JPMorgan Chase Bank N.A.		17,020,105	02/09/27	0.40%	1D OBFR01	Monthly	2,360,063
Remitly Global, Inc.	Goldman Sachs Bank USA		112,313,514	08/18/26	0.40%	1D FEDL01	Monthly	15,694,109
Rush Street Interactive, Inc.	Goldman Sachs Bank USA		27,889,706	08/18/26	0.40%	1D FEDL01	Monthly	615,341
Simmons First National Corp., Class A	BNP Paribas SA		196,405	09/07/27	0.40%	1D OBFR01	Monthly	5,180
SiriusPoint Ltd.	Goldman Sachs Bank USA		25,479,814	08/18/26	0.40%	1D FEDL01	Monthly	896,907
SiriusPoint Ltd.	JPMorgan Chase Bank N.A.		1,188,443	02/09/27	0.40%	1D OBFR01	Monthly	116,941
StepStone Group, Inc., Class A	BNP Paribas SA		1,008,682	09/07/27	0.40%	1D OBFR01	Monthly	(145,168)
TrustCo Bank Corp.	Merrill Lynch International		17,054	02/15/28	0.40%	1D OBFR01	Monthly	682
United Community Banks, Inc.	BNP Paribas SA		331,852	09/07/27	0.40%	1D OBFR01	Monthly	17,679
United Community Banks, Inc.	JPMorgan Chase Bank N.A.		186,821	02/09/27	0.40%	1D OBFR01	Monthly	10,279
Warrior Met Coal, Inc.	Goldman Sachs Bank USA		8,043,953	08/18/26	0.40%	1D FEDL01	Monthly	(1,084,401)
Warrior Met Coal, Inc.	JPMorgan Chase Bank N.A.		61,354,692	02/09/27	0.40%	1D OBFR01	Monthly	(11,005,382)
WesBanco, Inc.	BNP Paribas SA		46,484,780	09/07/27	0.40%	1D OBFR01	Monthly	3,498,717
WesBanco, Inc.	Goldman Sachs Bank USA		25,408,600	08/18/26	0.40%	1D FEDL01	Monthly	1,912,400
WesBanco, Inc.	JPMorgan Chase Bank N.A.		64,526,664	02/09/27	0.40%	1D OBFR01	Monthly	4,856,655
WesBanco, Inc.	Merrill Lynch International		17,423,040	02/15/28	0.40%	1D OBFR01	Monthly	1,311,360
Western Union Co. (The)	Goldman Sachs Bank USA		14,498,864	08/18/26	0.40%	1D FEDL01	Monthly	497,309
Total long positions of equity swaps								42,851,208
Net dividends and financing fees								(2,761,289)
Total equity swap contracts including dividends and financing fees								$ 40,089,919

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Core S&P Small-Cap ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 108,883,676,835	$ —	$ 10	$ 108,883,676,845
Short-Term Securities
Money Market Funds	8,221,326,653	—	—	8,221,326,653
	$ 117,105,003,488	$ —	$ 10	$ 117,105,003,498
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 11,311,639	$ 104,524,585	$ —	$ 115,836,224
Liabilities
Equity Contracts	—	(64,434,666)	—	(64,434,666)
	$ 11,311,639	$ 40,089,919	$ —	$ 51,401,558

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
1D FEDL01	USD - 1D Overnight Fed Funds Effective Rate
1D OBFR01	USD - 1D Overnight Bank Funding Rate
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust